                                   [GRAPHIC]

                                                                VARIABLE ANNUITY
                                                                     MAY 1, 2003

                     MAKE YOUR RETIREMENT DREAMS COME TRUE

[PHOTO]

MetLife Financial Freedom Select/SM/
B, L and C Classes
PROSPECTUS


Your Privacy Notice is on the last page of this book.


[LOGO] Metlife/(R)/

METLIFE FINANCIAL FREEDOM SELECTSM VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes MetLife Financial Freedom Select group and individual deferred variable annuity contracts ("Deferred Annuities").

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    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity. Your choices may include the Fixed
Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

STATE STREET RESEARCH MONEY MARKET            MET/AIM MID CAP CORE EQUITY
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX       METLIFE MID CAP STOCK INDEX
PIMCO TOTAL RETURN                            HARRIS OAKMARK FOCUSED VALUE
SALOMON BROTHERS U.S. GOVERNMENT              NEUBERGER BERMAN PARTNERS MID CAP VALUE
STATE STREET RESEARCH BOND INCOME             T. ROWE PRICE MID-CAP GROWTH
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES   (FORMERLY MFS MID CAP GROWTH)
CALVERT SOCIAL BALANCED                       LOOMIS SAYLES SMALL CAP
MFS TOTAL RETURN                              RUSSELL 2000(R) INDEX
LORD ABBETT BOND DEBENTURE                    STATE STREET RESEARCH AURORA
AMERICAN FUNDS GROWTH-INCOME                  THIRD AVENUE SMALL CAP VALUE
METLIFE STOCK INDEX                           FRANKLIN TEMPLETON SMALL CAP GROWTH
OPPENHEIMER CAPITAL APPRECIATION              MET/AIM SMALL CAP GROWTH
STATE STREET RESEARCH INVESTMENT TRUST        T. ROWE PRICE SMALL CAP GROWTH
DAVIS VENTURE VALUE                           PIMCO INNOVATION
FI STRUCTURED EQUITY                          HARRIS OAKMARK INTERNATIONAL
HARRIS OAKMARK LARGE CAP VALUE                  (FORMERLY STATE STREET RESEARCH
STATE STREET RESEARCH LARGE CAP VALUE           CONCENTRATED INTERNATIONAL)
ALGER EQUITY GROWTH                           MFS RESEARCH INTERNATIONAL
AMERICAN FUNDS GROWTH                         MORGAN STANLEY EAFE(R) INDEX
T. ROWE PRICE LARGE CAP GROWTH                AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
FI MID CAP OPPORTUNITIES

HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2003. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 72 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
(800) 638-7732
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 DEFERRED
 ANNUITIES
 AVAILABLE:

    . TSA
    . Simplified Employee Pensions (SEPs)
    . SIMPLE Individual Retirement Annuities


 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY

    . B
    . C
    . L


 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

  . a bank deposit or obligation;

  . federally insured or guaranteed; or

  . endorsed by any bank or other financial institution.

                                 [LOGO] Metlife

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

[SIDEBAR: TABLE OF CONTENTS]

          Important Terms You Should Know.........................  5
          Table of Expenses.......................................  8
          MetLife................................................. 25
          Metropolitan Life Separate Account E.................... 25
          Variable Annuities...................................... 25
              The Deferred Annuity................................ 26
          Classes of the Deferred Annuity......................... 27
          Your Investment Choices................................. 28
          Deferred Annuities...................................... 30
              The Deferred Annuity and Your Retirement Plan....... 30
              Automated Investment Strategies..................... 31
              Purchase Payments................................... 32
                  Allocation of Purchase Payments................. 32
                  Limits on Purchase Payments..................... 33
              The Value of Your Investment........................ 33
              Transfer Privilege.................................. 34
              Access to Your Money................................ 35
                  Systematic Withdrawal Program................... 36
                  Minimum Distribution............................ 37
              Charges............................................. 38
                  Separate Account Charge......................... 38
                  Investment-Related Charge....................... 38
              Annual Contract Fee................................. 39
                  Optional Guaranteed Minimum Income Benefit...... 39
              Premium and Other Taxes............................. 40
              Withdrawal Charges.................................. 40
                  When No Withdrawal Charge Applies............... 42
              Free Look........................................... 43
              Death Benefit -- Generally.......................... 43
                  Standard Death Benefit.......................... 44
              Optional Benefits................................... 45
                  Annual Step-Up Death Benefit.................... 45
                  Guaranteed Minimum Income Benefit............... 47
              Pay-Out Options (or Income Options)................. 50
              Income Payment Types................................ 50
              Allocation.......................................... 51
              Minimum Size of Your Income Payment................. 51
              The Value of Your Income Payments................... 52
              Transfer Privilege.................................. 53
              Charges............................................. 54
          General Information..................................... 55
              Administration...................................... 55
                  Purchase Payments............................... 55
                  Confirming Transactions......................... 55
                  Processing Transactions......................... 56
                     By Telephone or Internet..................... 56
                     After Your Death............................. 57

                     Third Party Requests........................ 57
                     Valuation -- Suspension of Payments......... 57
              Advertising Performance............................ 58
              Changes to Your Deferred Annuity................... 61
              Voting Rights...................................... 61
              Who Sells the Deferred Annuities................... 62
              Financial Statements............................... 63
              When We Can Cancel Your Deferred Annuity........... 63
          Income Taxes........................................... 64
          Table of Contents for the Statement of Additional
            Information.......................................... 72
          Appendix for Premium Tax Table......................... 73

MetLife does not intend to offer the Deferred Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.
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                                        [graphic]

                                   [GRAPHIC]


IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity. Your contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to call to make a request is 1-800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Deferred Annuity and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from the amount you have withdrawn from your Deferred Annuity, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus, depending on the context, "you" is the owner of the Deferred Annuity or the participant or annuitant for whom money is invested under certain group arrangements.

   TABLE OF EXPENSES--METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES

        The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
     Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. There are no fees for the Fixed Interest Account. The tables do not show premium and other taxes which may apply.

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  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments.............................                 None
Withdrawal Charge (as a percentage of the amount withdrawn) (1).......             Up to 9%
Transfer Fee (2)...................................................... Current Charge: None
                                                             Maximum Guaranteed Charge: $25

/1/ A withdrawal charge may apply if you take a withdrawal from your Deferred
    Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:

     IF WITHDRAWN DURING CONTRACT YEAR              B CLASS C CLASS L CLASS
     ---------------------------------              ------- ------- -------
     1.............................................    9%    None      9%
     2.............................................    9%              8%
     3.............................................    9%              7%
     4.............................................    9%              6%
     5.............................................    8%              5%
     6.............................................    7%              4%
     7.............................................    6%              2%
     8.............................................    5%              0%
     9.............................................    4%              0%
     10............................................    3%              0%
     11............................................    2%              0%
     12............................................    1%              0%
     Thereafter....................................    0%              0%

    There are times when the withdrawal charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, after the first Contract Year, each year you may withdraw up to 10% of your Account Balance without a withdrawal charge. These withdrawals are made on a non-cumulative basis. For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the withdrawal charge for the B Class are as follows: during Contract Year 1:10%, Year 2:
    9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%,
    Year 9: 2%, Year 10: 1%, Year 11 and Thereafter: 0%.
/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

      Annual Contract Fee (3)......................................... $30

     Current Separate Account Charge (as a percentage of your Account
     Balance) for all investment divisions except the American Funds
     Growth-Income, American Funds Growth and American Funds Global Small
     Capitalization Divisions (4)

                                                   B CLASS C CLASS L CLASS
     Death Benefit                                 ------- ------- -------
       Standard Death Benefit.....................  1.15%   1.45%   1.30%
       Optional Annual Step-Up Death Benefit......  1.25%   1.55%   1.40%


    Current Separate Account Charge (as a percentage of your Account
    Balance) for the American Funds Growth-Income, American Funds Growth
    and American Funds Global Small Capitalization Divisions and maximum guaranteed Separate Account charge (as a percentage of your Account
    Balance) for all future investment divisions (4)
                                                     B CLASS C CLASS L CLASS
    Death Benefit                                    ------- ------- -------
      Standard Death Benefit........................  1.40%   1.70%   1.55%
      Optional Annual Step-Up Death Benefit.........  1.50%   1.80%   1.65%

     Optional Guaranteed Minimum Income Benefit (5).................. .35%

/3/ This fee may be waived under certain circumstances. This fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if you take a total withdrawal of your Account Balance. This fee will not be deducted if you are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.


/4/ You pay the Separate Account charge with the Standard Death Benefit for your class of the Deferred Annuity during the pay-out phase of your contract. We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions, as shown in the table labeled "Current Separate Account Charge for the American Funds investment divisions and maximum guaranteed Separate Account Charge for all future investment divisions".


/5/ The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance and Separate Account balance (net of any loans). (We take amounts from the Separate Account by canceling, if available, accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your contract. The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with this optional benefit.

     The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. All the Portfolios listed below are Class B except for the Portfolios of the American Funds, which are Class 2 Portfolios, and the Calvert Social Balanced Portfolio. More details concerning the Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.

                                                               Minimum Maximum
                                                               ------- -------
  Total Annual Metropolitan Fund, Calvert Fund, Met Investors
  Fund and American Funds Operating Expenses for the fiscal
  year ending December 31, 2002 (expenses that are deducted
  from these Funds' assets include management fees,
  distribution fees (12b-1 fees) and other expenses)..........  0.56%   4.67%
  After Waiver and/or Reimbursement of Expenses (6) (7).......  0.56%   1.45%

/6/ Pursuant to an Expense Agreement, MetLife Advisers, LLC ("MetLife
    Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interests, taxes or extraordinary expenses) allocable to Class B shares as necessary to limit the total of such expenses to the annual percentage of average daily net assets of the following Portfolios as indicated:

                   Portfolio                               Percentage
                   ---------                               ----------
           Morgan Stanley EAFE(R) Index Portfolio             1.00
           Franklin Templeton Small Cap Growth Portfolio      1.40
           State Street Research Large Cap Value Portfolio    1.20
           FI Mid Cap Opportunities Portfolio                 1.30

    This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately (except the Morgan Stanley EAFE(R) Index Portfolio) to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2004. The effect of such waiver and reimbursement is that performance results are increased.

/7/ Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Agreement whereby, until at least April 30, 2004, MetLife Investors has agreed to waive its investment management fee or pay operating expenses (exclusive of interest, taxes, brokerage commissions, or extraordinary expenses and 12b-1 Plan fees) as necessary to limit total expenses to the percentage of daily net assets to the following percentages: 1.10% for the PIMCO Innovation Portfolio, 0.95% for the T. Rowe Price Mid-Cap Growth Portfolio (formerly the MFS Mid Cap Growth Portfolio), 1.10% for the MFS Research International Portfolio, 0.75% for the Lord Abbett Bond Debenture Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 0.95% for the Met/AIM Mid Cap Core Equity Portfolio, 0.75% for the Oppenheimer Capital Appreciation Portfolio, 1.00% for the Third Avenue Small Cap Value Portfolio and 1.20% for the Harris Oakmark International Portfolio (formerly the State Street Research Concentrated International Portfolio). Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Fund's Board of Trustees, be repaid to the investment manager. The effect of such waiver and reimbursement is that performance results are increased.

  METROPOLITAN FUND CLASS B ANNUAL EXPENSES FOR
  FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                                 ----------------------------
  (as a percentage of average net assets) (8)                                        A+B+C=D                       D-E=F
                                                                        C             TOTAL                        TOTAL
                                                     A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                                 MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/      WAIVER AND
                                                    FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
State Street Research Money Market
  Portfolio (9)(10).............................    0.35    0.25       0.08           0.68           0.00           0.68
Lehman Brothers(R) Aggregate Bond Index
  Portfolio.....................................    0.25    0.25       0.09           0.59           0.00           0.59
Salomon Brothers U.S. Government Portfolio......    0.55    0.25       0.15           0.95           0.00           0.95
State Street Research Bond Income
  Portfolio (9)(12).............................    0.40    0.25       0.11           0.76           0.00           0.76
Salomon Brothers Strategic Bond Opportunities
  Portfolio.....................................    0.65    0.25       0.20           1.10           0.00           1.10
MFS Total Return Portfolio......................    0.50    0.25       0.16           0.91           0.00           0.91
MetLife Stock Index Portfolio...................    0.25    0.25       0.06           0.56           0.00           0.56
State Street Research Investment Trust
  Portfolio (9)(11).............................    0.49    0.25       0.05           0.79           0.00           0.79
Davis Venture Value Portfolio (9)(11)...........    0.75    0.25       0.05           1.05           0.00           1.05
FI Structured Equity Portfolio (9)(11)..........    0.67    0.25       0.05           0.97           0.00           0.97
Harris Oakmark Large Cap Value
  Portfolio (9)(11).............................    0.75    0.25       0.08           1.08           0.00           1.08
State Street Research Large Cap Value
  Portfolio (6)(9)..............................    0.70    0.25       1.63           2.58           1.38           1.20
Alger Equity Growth Portfolio (9)...............    0.75    0.25       0.04           1.04           0.00           1.04
T. Rowe Price Large Cap Growth
  Portfolio (9)(11).............................    0.63    0.25       0.14           1.02           0.00           1.02
FI Mid Cap Opportunities Portfolio (6)(9).......    0.80    0.25       3.62           4.67           3.37           1.30
MetLife Mid Cap Stock Index Portfolio...........    0.25    0.25       0.18           0.68           0.00           0.68
Harris Oakmark Focused Value Portfolio..........    0.75    0.25       0.07           1.07           0.00           1.07
Neuberger Berman Partners Mid Cap Value
  Portfolio (9)(11).............................    0.69    0.25       0.11           1.05           0.00           1.05
Loomis Sayles Small Cap Portfolio (9)...........    0.90    0.25       0.07           1.22           0.00           1.22
Russell 2000(R) Index Portfolio.................    0.25    0.25       0.24           0.74           0.00           0.74
State Street Research Aurora Portfolio (9)......    0.85    0.25       0.10           1.20           0.00           1.20
Franklin Templeton Small Cap Growth
  Portfolio (6)(9)..............................    0.90    0.25       0.61           1.76           0.36           1.40
T. Rowe Price Small Cap Growth Portfolio (9)....    0.52    0.25       0.09           0.86           0.00           0.86
Morgan Stanley EAFE(R) Index Portfolio (6)......    0.30    0.25       0.49           1.04           0.04           1.00
                                                                                                 ----------------------------

  CALVERT FUND ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                      ----------------------------
  (as a percentage of average net assets)                                 A+B+C=D                       C-D=E
                                                             B             TOTAL                        TOTAL
                                                A      OTHER EXPENSES EXPENSES BEFORE       D       EXPENSES AFTER
                                            MANAGEMENT     BEFORE         WAIVER/        WAIVER/      WAIVER AND
                                               FEES    REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (13).....    0.70         0.21           0.91           0.00           0.91
                                                                                      ----------------------------

  MET INVESTORS FUND CLASS B ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2002
                                                                                                    ----------------------------
  (as a percentage of average net assets) (8)                                           A+B+C=D                       D-E=F
                                                                           C             TOTAL                        TOTAL
                                                        A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                                    MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/      WAIVER AND
                                                       FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio.......................    0.50    0.25       0.15           0.90           0.00           0.90
Lord Abbett Bond Debenture Portfolio (7)(12).......    0.60    0.25       0.20           1.05           0.05           1.00
Oppenheimer Capital Appreciation Portfolio (7)(9)..    0.65    0.25       0.32           1.22           0.22           1.00
Met/AIM Mid Cap Core Equity Portfolio (7)(11)......    0.75    0.25       0.91           1.91           0.71           1.20
T. Rowe Price Mid-Cap Growth Portfolio (7)(11)(14).    0.75    0.25       0.51           1.51           0.31           1.20
Third Avenue Small Cap Value Portfolio (7).........    0.75    0.25       0.69           1.69           0.44           1.25
Met/AIM Small Cap Growth Portfolio (7)(11).........    0.90    0.25       1.17           2.32           1.02           1.30
PIMCO Innovation Portfolio (7)(11).................    0.95    0.25       0.76           1.96           0.61           1.35
Harris Oakmark International Portfolio (7)(11)(15).    0.85    0.25       1.54           2.64           1.19           1.45
MFS Research International Portfolio (7)(9)........    0.80    0.25       1.02           2.07           0.72           1.35
                                                                                                    ----------------------------


  AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2002
                                                                                                    ----------------------------
  (as a percentage of average net assets) (8)                                           A+B+C=D                       D-E=F
                                                                           C             TOTAL                        TOTAL
                                                        A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                                    MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/      WAIVER AND
                                                       FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio (9).........    0.34    0.25       0.01           0.60           0.00           0.60
American Funds Growth Portfolio (9)................    0.38    0.25       0.02           0.65           0.00           0.65
 American Funds Global Small Capitalization
  Portfolio (9)....................................    0.80    0.25       0.04           1.09           0.00           1.09
                                                                                                    ----------------------------


/8/ Each of the Metropolitan Fund, Met Investors Fund, and American Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee.

/9/ Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and Statement of Additional Information for each respective Fund.

/10/The State Street Research Money Market Portfolio is only available with a
    Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit.

/11/Certain Metropolitan Fund and Met Investors Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, the Met Investors Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's expenses. The expense information for the Metropolitan Fund and Met Investors Fund Portfolios does not reflect these reductions or credits.

/12/On April 29, 2002, the State Street Research Income Portfolio of the
    Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund and the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Fund.

/13/"Other Expenses" are based on the Portfolio's most recent fiscal year. The management fees include the sub-advisory fees paid by the advisor, Calvert Asset Management Company, Inc., and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

/14/On January 1, 2003, T. Rowe Price Associates Inc. became the sub-investment manager for the MFS Mid Cap Growth Portfolio, which changed its name to T. Rowe Price Mid-Cap Growth Portfolio.

/15/On January 1, 2003, Harris Associates L.P. became the sub-investment manager for the State Street Research Concentrated International Portfolio, which changed its name to Harris Oakmark International Portfolio.

  EXAMPLES
  The examples are intended to help you compare the cost of investing in the Deferred Annuity with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and Portfolio fees and expenses (described in the third table).

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios (without reimbursement and/or waiver of expenses);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Annual Step-Up Death Benefit;
  . you select the Guaranteed Minimum Income Benefit; and
  . you fully surrender your contract, with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum......................................... $1,548 $2,736 $3,898 $6,512
  Minimum......................................... $1,165 $1,622 $2,104 $3,134

  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
  . no withdrawal charges were applicable because you selected an income payment type under which you receive income payments over your lifetime or you did not surrender your contract;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios (without reimbursement and/or waiver of expenses);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Annual Step-Up Death Benefit; and
  . you select the Guaranteed Minimum Income Benefit.

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $663 $1,966 $3,237 $6,287
  Minimum........................................... $242 $  748 $1,287 $2,788


  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios (without reimbursement and/or waiver of expenses);
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Annual Step-Up Death Benefit;
  . you select the Guaranteed Minimum Income Benefit; and
  . you surrender your contract, do not surrender your contract, you elect to annuitize (select an income payment type under which you receive income payments over your lifetime) or do not elect to annuitize (no withdrawal charges apply to the C Class).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $694 $2,050 $3,366 $6,488
  Minimum........................................... $273 $  841 $1,441 $3,095

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios (without reimbursement and/or waiver of expenses);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Annual Step-Up Death Benefit;
  . you select the Guaranteed Minimum Income Benefit; and
  . you fully surrender your contract, with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum......................................... $1,562 $2,604 $3,712 $6,388
  Minimum......................................... $1,179 $1,471 $1,871 $2,943

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
  . no withdrawal charges were applicable because you selected an income payment type under which you receive income payments over your lifetime or you did not surrender your contract;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios (without reimbursement and/or waiver of expenses);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Annual Step-Up Death Benefit; and
  . you select the Guaranteed Minimum Income Benefit.

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $678 $2,008 $3,302 $6,388
  Minimum........................................... $257 $  795 $1,364 $2,943

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

    These tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from inception (July 12, 2002) to year end.
The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: L Class, the Annual Step-Up Death Benefit and Guaranteed Minimum Income Benefit. (In terms of the calculation for this mix, the Guaranteed Minimum Income Benefit charge is made by canceling accumulation units and, therefore, the charge is not reflected in the Accumulation Unit Value. However, purchasing this option with the others will result in the highest overall charge.) The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.


---------------------------------------------------------------------------------------------------------------

                                                                     INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES                 ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)                 YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
---------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division.............. 2002    $11.71       $12.23            0

                                     [CHART]

              Year End Accumulation Unit Value

PIMCO Total Return Division................................... 2002     10.91        11.35            0

                                     [CHART]

              Year End Accumulation Unit Value

Salomon Brothers U.S. Government Division..................... 2002     15.10        15.55            0

                                     [CHART]

              Year End Accumulation Unit Value

State Street Research Bond Income Division.................... 2002     40.41        41.94            0

                                    [CHART]

              Year End Accumulation Unit Value

Salomon Brothers Strategic Bond Opportunities Division........ 2002     16.06        16.99            0

                                    [CHART]

              Year End Accumulation Unit Value

Calvert Social Balanced Division.............................. 2002     17.30        16.96            0

                                     [CHART]

              Year End Accumulation Unit Value

-------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES               ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)               YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
-------------------------------------------------------------------------------------------------------------

MFS Total Return Division................................... 2002    $31.97       $31.73            0

                                    [CHART]

             Year End Accumulation Unit Value

Lord Abbett Bond Debenture Division......................... 2002     13.26        13.56            0

                                    [CHART]

             Year End Accumulation Unit Value

American Funds Growth-Income Division....................... 2002     69.94        65.60            0

                                     [CHART]

             Year End Accumulation Unit Value

MetLife Stock Index Division................................ 2002     28.08        26.79            0

                                    [CHART]

             Year End Accumulation Unit Value

Oppenheimer Capital Appreciation Division................... 2002      6.54         6.28            0

                                     [CHART]

             Year End Accumulation Unit Value

State Street Research Investment Trust Division............. 2002     49.58        47.00            0

                                    [CHART]

             Year End Accumulation Unit Value

Davis Venture Value Division................................ 2002     22.20        21.60            0

                                     [CHART]

             Year End Accumulation Unit Value

FI Structured Equity Division............................... 2002     19.51        18.53            0

                                     [CHART]

             Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------------------
                                                           INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES       ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)       YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
-----------------------------------------------------------------------------------------------------

Harris Oakmark Large Cap Value Division............. 2002    $10.00       $ 9.67            0

                                     [CHART]

         Year End Accumulation Unit Value

State Street Research Large Cap Value Division...... 2002      8.60         7.91            0

                                    [CHART]


         Year End Accumulation Unit Value

Alger Equity Growth Division........................ 2002     20.37        17.80            0

                                     [CHART]

         Year End Accumulation Unit Value

American Funds Growth Division...................... 2002     84.55        81.59            0

                                     [CHART]

         Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division............. 2002      8.89         8.67            0

                                    [CHART]

         Year End Accumulation Unit Value

FI Mid Cap Opportunities Division................... 2002      8.27         8.10            0

                                     [CHART]

         Year End Accumulation Unit Value

Met/AIM Mid Cap Core Equity Division................ 2002      9.98         9.66            0

                                    [CHART]

         Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division................ 2002      8.95         8.62            0

                                     [CHART]

         Year End Accumulation Unit Value

---------------------------------------------------------------------------------------------------------
                                                               INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES           ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)           YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
---------------------------------------------------------------------------------------------------------

Harris Oakmark Focused Value Division................... 2002    $22.51       $23.16            0

                 [CHART]

           Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value Division........ 2002     13.97        13.33            0

                                     [CHART]

           Year End Accumulation Unit Value

T. Rowe Price Mid-Cap Growth Division                    2002      4.83         4.54            0

                                    [CHART]

           Year End Accumulation Unit Value

Loomis Sayles Small Cap Division........................ 2002     18.85        17.20            0

                    [CHART]

           Year End Accumulation Unit Value

Russell 2000(R) Index Division.......................... 2002     10.00         9.27            0

                                     [CHART]

           Year End Accumulation Unit Value

State Street Research Aurora Division................... 2002     12.74        10.81            0

                                     [CHART]

           Year End Accumulation Unit Value

Third Avenue Small Cap Value Division................... 2002      9.02         8.23            0

                        [CHART]

           Year End Accumulation Unit Value

Franklin Templeton Small Cap Growth Division............ 2002      6.73         6.24            0

                         [CHART]

           Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------
                                                          INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)      YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
----------------------------------------------------------------------------------------------------

Met/AIM Small Cap Growth Division.................. 2002    $ 8.91       $ 8.47            0

                                     [CHART]

         Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth Division............ 2002      8.86         8.67            0

                 [CHART]



         Year End Accumulation Unit Value

PIMCO Innovation Division.......................... 2002      3.67         2.96            0

                                     [CHART]

         Year End Accumulation Unit Value

Harris Oakmark International Division               2002      9.89         8.83            0

                                     [CHART]

         Year End Accumulation Unit Value

MFS Research International Division................ 2002      7.79         7.28            0

                                     [CHART]

         Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division.............. 2002      7.86         6.98            0

                     [CHART]

         Year End Accumulation Unit Value

American Funds Global Small Capitalization Division 2002     12.03        10.68            0

                               [CHART]

         Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                                 INCEPTION   END OF YEAR    ACCUMULATION
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES             ACCUMULATION ACCUMULATION UNITS END OF YEAR
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)            YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond Index Division.......... 2002    $11.82       $12.36         978.58

                                    [CHART]


            Year End Accumulation Unit Value

PIMCO Total Return Division............................... 2002     10.95        11.41         189.21

                                    [CHART]


            Year End Accumulation Unit Value

Salomon Brothers U.S. Government Division................. 2002     15.39        15.87          70.63

                                    [CHART]



            Year End Accumulation Unit Value

State Street Research Bond Income Division................ 2002     42.36        44.02           1.19

                                    [CHART]




            Year End Accumulation Unit Value

Salomon Brothers Strategic Bond Opportunities Division.... 2002     16.37        17.34          63.12

                                    [CHART]



            Year End Accumulation Unit Value

Calvert Social Balanced Division.......................... 2002     17.72        17.40          38.43

                                    [CHART]



            Year End Accumulation Unit Value

MFS Total Return Division................................. 2002     33.21        33.00           1.50

                                     [CHART]

            Year End Accumulation Unit Value

Lord Abbett Bond Debenture Division....................... 2002     13.47        13.79           9.63

                                    [CHART]



            Year End Accumulation Unit Value

American Funds Growth-Income Division..................... 2002     73.23        68.77          12.85

                                     [CHART]

            Year End Accumulation Unit Value

-------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                   INCEPTION   END OF YEAR    ACCUMULATION
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES               ACCUMULATION ACCUMULATION UNITS END OF YEAR
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)              YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------

MetLife Stock Index Division................................ 2002    $28.95       $27.66         319.75

                                    [CHART]


             Year End Accumulation Unit Value

Oppenheimer Capital Appreciation Division................... 2002      6.56         6.31           9.15

                                     [CHART]

             Year End Accumulation Unit Value

State Street Research Investment Trust Division............. 2002     52.00        49.35           0.91

                                     [CHART]

             Year End Accumulation Unit Value

Davis Venture Value Division................................ 2002     22.63        22.05          19.61

                                     [CHART]

             Year End Accumulation Unit Value

FI Structured Equity Division............................... 2002     19.96        18.99              0

                                     [CHART]

             Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division..................... 2002     10.10         9.77         156.83

                 [CHART]

             Year End Accumulation Unit Value

State Street Research Large Cap Value Division.............. 2002      8.61         7.92           3.82

                               [CHART]




             Year End Accumulation Unit Value

Alger Equity Growth Division................................ 2002     20.77        18.17              0

              [CHART]

             Year End Accumulation Unit Value

-------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                   INCEPTION   END OF YEAR    ACCUMULATION
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES               ACCUMULATION ACCUMULATION UNITS END OF YEAR
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)              YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------

American Funds Growth Division.............................. 2002    $88.53       $85.54          24.24

                                     [CHART]

             Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division..................... 2002      8.98         8.76           3.45

                                     [CHART]

             Year End Accumulation Unit Value

FI Mid Cap Opportunities Division........................... 2002      8.28         8.11           6.13

                     [CHART]

             Year End Accumulation Unit Value

Met/AIM Mid Cap Core Equity Division........................ 2002     10.00         9.69          77.76

                                     [CHART]

             Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division........................ 2002      8.99         8.67         316.98

                                    [CHART]

             Year End Accumulation Unit Value

Harris Oakmark Focused Value Division....................... 2002     23.04        23.73          67.54

                                     [CHART]

             Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value Division............ 2002     14.09        13.47           1.13

                                    [CHART]

             Year End Accumulation Unit Value

T. Rowe Price Mid-Cap Growth Division....................... 2002      4.85         4.56           3.29

                                     [CHART]

             Year End Accumulation Unit Value

-------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                   INCEPTION   END OF YEAR    ACCUMULATION
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES               ACCUMULATION ACCUMULATION UNITS END OF YEAR
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)              YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------

Loomis Sayles Small Cap Division............................ 2002    $19.24       $17.58           2.82

                                     [CHART]

             Year End Accumulation Unit Value

Russell 2000(R) Index Division.............................. 2002     10.10         9.36         211.39

                        [CHART]

             Year End Accumulation Unit Value

State Street Research Aurora Division....................... 2002     12.81        10.88         152.30

                                    [CHART]

             Year End Accumulation Unit Value

Third Avenue Small Cap Value Division....................... 2002      9.02         8.24              0

                                     [CHART]

             Year End Accumulation Unit Value

Franklin Templeton Small Cap Growth Division................ 2002      6.75         6.26           2.40

                                     [CHART]

             Year End Accumulation Unit Value

Met/AIM Small Cap Growth Division........................... 2002      8.93         8.49           2.30

                                     [CHART]

             Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth Division..................... 2002      8.98         8.80           1.68

                                    [CHART]


             Year End Accumulation Unit Value

PIMCO Innovation Division................................... 2002      3.68         2.97              0

                 [CHART]

             Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                          INCEPTION   END OF YEAR    ACCUMULATION
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION UNITS END OF YEAR
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)     YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------

Harris Oakmark International Division.............. 2002    $ 9.91       $ 8.85          48.84

                                     [CHART]

         Year End Accumulation Unit Value

MFS Research International Division................ 2002      7.82         7.32          13.45

                                     [CHART]

         Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division.............. 2002      7.94         7.06         617.10

                                    [CHART]

         Year End Accumulation Unit Value

American Funds Global Small Capitalization Division 2002     12.16        10.81          63.63

                                     [CHART]

         Year End Accumulation Unit Value

METLIFE

      Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was
formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individual and institutional customers. The MetLife companies serve approximately 12 million individuals in the United States and companies and institutions with 33 million employees and members. It also has international insurance operations in 12 countries.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the MetLife Financial Freedom Select Variable Annuity
Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.


                                   [GRAPHIC]


                                   [graphic]
A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

THE DEFERRED ANNUITY

     You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All TSA plans and IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding TSA plans and IRAs with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

The pay-out phase begins when you either take all of your money out of the account or elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."


The Deferred Annuity is offered in several variations, which we call "classes." Your employer, association or other group contractholder may limit the availability of certain classes. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If you purchase the optional death benefit you receive the optional benefit in place of the Standard Death Benefit. Some features are not available with the Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State (when available), regardless of the class of Deferred Annuity purchased. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Standard Death Benefit and no optional benefits. These optional benefits are:


[_] an Annual Step-Up Death Benefit; and

[_] a Guaranteed Minimum Income Benefit.

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

We make available other classes of the Deferred Annuity based upon the characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, the facility by which purchase payments will be paid, aggregate amount of anticipated purchase payments or anticipated persistency. The availability of other classes to contractholders will be made in a reasonable manner and will not be unfairly discriminatory to the interests of any contractholder.

CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.15% annual Separate Account charge (1.40% in the case of each American Funds investment division) and a declining twelve year (ten years for a Deferred Annuity issued in Connecticut and certain other states) withdrawal charge on the amount withdrawn. If you choose the optional death benefit, the Separate Account charge would be 1.25% or, in the case of each American Funds investment division, 1.50%.

C CLASS

The C Class has a 1.45% annual Separate Account charge (1.70% in the case of each American Funds investment division) and no withdrawal charge. If you choose the optional death benefit, the Separate Account charge would be 1.55% or, in the case of each American Funds investment division, 1.80%.

L CLASS

The L Class has a 1.30% annual Separate Account charge (1.55% in the case of each American Funds investment division) and a declining seven year withdrawal charge on the amount withdrawn. If you choose the optional death benefit, the Separate Account charge would be 1.40% or, in the case of each American Funds investment division, 1.65%.


ELIGIBLE ROLLOVER DISTRIBUTION AND DIRECT TRANSFER CREDIT FOR B AND L CLASSES

During the first two Contract Years, for the B and L Classes, we currently credit 3% to each of your purchase payments which consist of money from eligible rollover distributions or direct transfers from annuities or mutual funds that are not products of MetLife or its affiliates. (For Deferred Annuities issued in Connecticut and certain other states, the credit also applies to purchase payments which consist of money from eligible rollover distributions or direct transfers from annuities and mutual funds that are products of MetLife or its affiliates.) The credit may not be available in all states. The credit will be



                                   [GRAPHIC]
applied pro-rata to the Fixed Interest Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments at the time the transfer or rollover amount is credited. You may only receive the 3% credit if you are less than 66 years old at date of issue. The credit is provided, based upon certain savings we realize, instead of reducing expenses directly. You do not pay any additional charge to receive the credit.


Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.


[SIDEBAR:] The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.

[SIDEBAR:] The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive, with all those within the same investment style listed in alphabetical order.

[SIDEBAR:] While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. Except for the Calvert Fund, all classes of shares available to the Deferred Annuities, have a 12b-1 Plan fee.

STATE STREET RESEARCH MONEY MARKET
 PORTFOLIO                             [GRAPHIC]
LEHMAN BROTHERS(R) AGGREGATE BOND
 INDEX PORTFOLIO                       T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
PIMCO TOTAL RETURN PORTFOLIO           LOOMIS SAYLES SMALL CAP PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT       RUSSELL 2000(R) INDEX PORTFOLIO
PORTFOLIO                              STATE STREET RESEARCH AURORA PORTFOLIO
STATE STREET RESEARCH BOND INCOME      THIRD AVENUE SMALL CAP VALUE PORTFOLIO
PORTFOLIO                              FRANKLIN TEMPLETON SMALL CAP GROWTH
SALOMON BROTHERS STRATEGIC BOND        PORTFOLIO
 OPPORTUNITIES PORTFOLIO               MET/AIM SMALL CAP GROWTH PORTFOLIO
CALVERT SOCIAL BALANCED PORTFOLIO      T. ROWE PRICE SMALL CAP GROWTH
MFS TOTAL RETURN PORTFOLIO             PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO   PIMCO INNOVATION PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO HARRIS OAKMARK INTERNATIONAL PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO          MFS RESEARCH INTERNATIONAL PORTFOLIO
OPPENHEIMER CAPITAL APPRECIATION       MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
PORTFOLIO                              AMERICAN FUNDS GLOBAL SMALL
STATE STREET RESEARCH INVESTMENT        CAPITALIZATION PORTFOLIO
TRUST PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO
FI STRUCTURED EQUITY PORTFOLIO
HARRIS OAKMARK LARGE CAP VALUE
PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE
PORTFOLIO
ALGER EQUITY GROWTH PORTFOLIO
AMERICAN FUNDS GROWTH PORTFOLIO
T. ROWE PRICE LARGE CAP GROWTH
PORTFOLIO
FI MID CAP OPPORTUNITIES PORTFOLIO
MET/AIM MID CAP CORE EQUITY PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
NEUBERGER BERMAN PARTNERS MID CAP
 VALUE PORTFOLIO

The investment choices are listed in the approximate risk relationship among the available Portfolios, with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. The State Street Research Money Market investment division is only available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. Your investment choices may be limited because:

[_] Your employer, association or other group contractholder limits the available investment divisions.
[_] We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund and American Funds Portfolios are made available by the Calvert Fund and the American Funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Calvert Social Balanced, the Third Avenue Small Cap Value, the Harris Oakmark Focused Value and the Harris Oakmark International (formerly State Street Research Concentrated International) Portfolios, each Portfolio is "diversified" under the 1940 Act.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolio of the Calvert Fund pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

DEFERRED ANNUITIES

T his Prospectus describes the following Deferred Annuities under which you can accumulate money:

[SIDEBAR: These Deferred Annuities may be either issued to you as an individual or to a group. You are then a participant under the group's Deferred Annuity.]

  [_] TSA (Tax Sheltered Annuities)

  [_] SEPs (Simplified Employee Pensions)

  [_] SIMPLE IRAs (Savings Incentive Match Plan for Employees
      Individual Retirement Annuities)

A form of the deferred annuity may be issued to a bank that does nothing but hold them as a contractholder.

We intend to offer SEPs and SIMPLE IRA Deferred Annuities in the future.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investments strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.
                                   [GRAPHIC]

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected.

[SIDEBAR: We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.]

AUTOMATED INVESTMENT STRATEGIES

   There are four automated investment strategies available to you. The Equity Generator/SM/ and the Allocator/SM/ are not available with a Deferred
Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. These are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may not have a strategy in effect while you also have an outstanding loan.

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one investment division based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

The Rebalancer/SM/: You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

The Index Selector models which utilize the Fixed Interest Account may not be available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. If they are available, the State Street Research Money Market investment division will be used in lieu of the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We


We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.

                                   [GRAPHIC]

                                   [GRAPHIC]

                                   [GRAPHIC]
provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose.

You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Allocator and the Equity Generator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

                                   [GRAPHIC]
[SIDEBAR: You may make purchase payments to your Deferred Annuity whenever you choose, up to age 90. However, Federal tax rules may limit the amount and frequency of your purchase payments.]

PURCHASE PAYMENTS

   There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through payroll deduction.

We will not issue the Deferred Annuity to you if you are age 80 or older or younger than age 18 (21 for SEPs and SIMPLE IRA Deferred Annuities). You will not receive the 3% credit associated with the B and L Classes unless you are less than 66 years old at date of issue. We will not accept your purchase payments if you are age 90 or older.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account, if available, and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.




                                   [GRAPHIC]

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

[_] Federal tax laws or regulatory requirements;

[_] Our right to limit the total of your purchase payments to $1,000,000;

[_] Our right to restrict purchase payments to the Fixed Interest Account
    (which is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit) if (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account balance is equal to or exceeds our maximum for a Fixed Interest Account allocation (e.g., $1,000,000);

[_] Participation in the Systematic Withdrawal Program (as described later); and

[_] Leaving your job.

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

[_] First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_] Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

[_] Finally, we multiply the previous Accumulation Unit Value by this result.

                                   [GRAPHIC]
   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

[SIDEBAR: You may transfer money within your contract. You will not incur current taxes on your earnings or any withdrawal charges as a result of transferring your money.]

   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Interest Account, if available. For us to process a transfer, you must tell us:

[_] The percentage or dollar amount of the transfer;

[_] The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

[_] The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

[_] Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Interest Account (which is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit) if (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account balance is equal to or exceeds our maximum for Fixed Interest Account allocations (e.g., $1,000,000).

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.[GRAPHIC]

The Deferred Annuity is not designed to permit market timing. Accordingly, we reserve the right to: (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year; (3) limit the dollar amount that may be transferred at any one time; (4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and (2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms and maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account).

ACCESS TO YOUR MONEY

   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we may consider this a request for a full withdrawal. To process your request, we need the following information:

[_] The percentage or dollar amount of the withdrawal; and

[_] The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to withdrawal charges.

[SIDEBAR: Income taxes, tax penalties and withdrawal charges may apply to any withdrawal you make.]

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

                                   [GRAPHIC]

SYSTEMATIC WITHDRAWAL PROGRAM

[GRAPHIC]

If we agree and if approved in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. The Systematic Withdrawal Program is not available to the B and L Classes of the Deferred Annuities until the second Contract Year. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.

[SIDEBAR: We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account, if available, or investment divisions you select, either pro-rata or in the proportions you request. Tax law generally prohibits withdrawals from TSA Deferred Annuities before you reach age 591/2.]

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year we recalculate the amount you will receive based on your new Account Balance.

[SIDEBAR]: If you elect to receive payments through this program, you must either be over 591/2 years old or have left your job. You are not eligible for systematic withdrawals if you have an outstanding loan.

Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

[SIDEBAR: If you would like to receive your Systematic Withdrawal Program Payment by the first of the month, you should request that the payment date be the 20th of the prior month.]

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Administrative Office.

[SIDEBAR: Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option.]

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Participation in the Systematic Withdrawal Program is subject to our administrative procedures.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments.

[SIDEBAR:] The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.

CHARGES

   There are two types of charges you pay while you have money in an investment division:

[_] Separate Account charge, and

[_] Investment-related charge.

SEPARATE ACCOUNT CHARGE

Each class of the Deferred Annuity has a different Separate Account charge. You pay an annual Separate Account charge that, during the pay-in phase, for the Standard Death Benefit will not exceed 1.15% for the B Class, 1.45% for the C Class and 1.30% for the L Class of the average value of the amounts in the investment divisions or, in the case of each American Funds investment division, 1.40% for the B Class, 1.70% for the C Class and 1.55% for the L Class.

This charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuity may be greater than we estimated. The Separate Account charge also pays us for distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the maximum Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the contract.

                           SEPARATE ACCOUNT CHARGES*


                                              B Class C Class L Class
                                              ------- ------- -------
Standard Death Benefit                         1.15%   1.45%   1.30%
---------------------------------------------------------------------
Optional Annual Step-Up Death Benefit          1.25%   1.55%   1.40%
---------------------------------------------------------------------

* We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

    We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of


                                   [graphic]
shares available to the Deferred Annuities, except for the Calvert Fund, has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee. Class 2 shares of the available American Funds have a 0.25% 12b-1 Plan fee. The Calvert Fund shares which are available have no 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

   There is a $30 Annual Contract Fee which is deducted on a pro-rata basis from the investment divisions on the last business day prior to the Contract
Anniversary. This fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is to be deducted or if your Account Balance is at least $25,000 on the day the fee is to be deducted. This fee will also be waived if you are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. The fee will be deducted at the time of a total withdrawal of your Account Balance on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary). This fee pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

We reserve the right to waive the Annual Contract Fee for specific groups based upon the nature of the group, size, aggregate amount of anticipated purchase payments or anticipated persistency. The waiver will be implemented in a reasonable manner and will not be unfairly discriminatory to the interests of any contractholder.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

The optional Guaranteed Minimum Income Benefit is available for an additional charge of 0.35% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account).

PREMIUM AND OTHER TAXES

   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from 0.5% to 1.0% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

[SIDEBAR]: You will not pay a withdrawal charge if you have had an Account Balance for at least 12 years (10 years in certain states or for public school employees in certain states) for the B Class contract, or 7 years for the L Class contract. There is no withdrawal charge for the C Class contract.

WITHDRAWAL CHARGES

    A withdrawal charge may apply if you make a withdrawal from your Deferred
     Annuity. There are no withdrawal charges for the C Class Deferred Annuity. The withdrawal charge will be determined separately for each investment division from which a withdrawal is made. The withdrawal charge is assessed against the amount withdrawn.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on the amount withdrawn for each class is as follows:


IF WITHDRAWN DURING CONTRACT YEAR                  B CLASS C CLASS L CLASS
---------------------------------                  ------- ------- -------
1.................................................    9%    None      9%
2.................................................    9%              8%
3.................................................    9%              7%
4.................................................    9%              6%
5.................................................    8%              5%
6.................................................    7%              4%
7.................................................    6%              2%
8.................................................    5%              0%
9.................................................    4%              0%
10................................................    3%              0%
11................................................    2%              0%
12................................................    1%              0%
Thereafter........................................    0%              0%

(For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the withdrawal charge for the B Class is as follows: During Contract Year 1: 10%, Year 2: 9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%, Year 9: 2%, Year 10: 1%,
Year 11 and thereafter: 0%.)

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

[SIDEBAR: WIthdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.]

WHEN NO WITHDRAWAL CHARGE APPLIES

IIn some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

[_] If you have a C Class Deferred Annuity.

[_] On transfers you make within your Deferred Annuity.

[_] On the amount surrendered after twelve Contract Years (ten years in Connecticut and certain other states) for the B Class and seven years for the L Class.

[_] If you choose payments over one or more lifetimes.

[_] If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

[_] After the first Contract Year, if you withdraw up to 10% of your total
    Account Balance, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. These withdrawals are made on a non-cumulative basis.

[_] If the withdrawal is to avoid required Federal income tax penalties or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

[_] After the first Contract Year, if approved in your state, and your contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you as owner or participant under a contract:

   . have been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

   . are diagnosed with a terminal illness and not expected to live more than 12 months.

[_] After the first Contract Year, if approved in your state, and your contract provides for this, if you are disabled as defined in the Federal Social Security Act before attaining age 65 and if you have been the participant continuously since the issue of the contract.

[_] If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase
                                   [GRAPHIC]
   payments made after the transfer are subject to the usual withdrawal charge schedule.

[_] If you retire after continuous participation in the contract for 5 Contract
    Years.

[_] If you leave your job with the employer you had at the time you purchased this annuity after continuous participation in the contract for 5 Contract Years.

[_] If you make a direct transfer to other investment vehicles we have pre-approved.

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

Any 3% credit from direct transfer and eligible distribution purchase payments does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

   One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

We only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment.
                                   [GRAPHIC]

Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

For the purposes of the following death benefit calculations, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal. Any outstanding loans are also deducted.

STANDARD DEATH BENEFIT

If you die during the pay-in phase and you have not chosen the optional death benefit, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance, less any outstanding loans; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal, less any outstanding loans.

                                    EXAMPLE

                                       Date                      Amount
                           ----------------------------- ----------------------
A   Initial Purchase                 10/1/2003                  $100,000
    Payment
-------------------------------------------------------------------------------
B   Account Balance                  10/1/2004                  $104,000
                           (First Contract Anniversary)
-------------------------------------------------------------------------------
C   Death Benefit                 As of 10/1/2004               $104,000
                                                         (= greater of A and B)
-------------------------------------------------------------------------------
D   Account Balance                  10/1/2005                  $90,000
                           (Second Contract Anniversary)
-------------------------------------------------------------------------------
E   Death Benefit                    10/1/2005                  $100,000
                                                         (= greater of A and D)
-------------------------------------------------------------------------------
F   Withdrawal                       10/2/2005                   $9,000
-------------------------------------------------------------------------------
G   Percentage                       10/2/2005                    10%
    Reduction in
    Account Balance                                             (= F/D)
-------------------------------------------------------------------------------
H   Account Balance                  10/2/2005                  $81,000
    after Withdrawal                                           (= D - F)
-------------------------------------------------------------------------------
I   Purchase Payments             As of 10/2/2005               $90,000
    reduced for Withdrawal                                  [= A - (A X G)]
-------------------------------------------------------------------------------
J   Death Benefit                    10/2/2005                  $90,000
                                                         (= greater of H and I)
-------------------------------------------------------------------------------

Notes to Example:

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/05 and 10/2/05 are assumed to be equal prior to the withdrawal.

There are no loans.

OPTIONAL BENEFITS

Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. The optional benefit is in effect until it terminates. Please note further that, in the case of the optional death benefit and Guaranteed Minimum Income Benefit, the annual increase amount and Highest Account Balance as of the applicable Contract Anniversary, is frozen at the Contract Anniversary immediately preceding your 81st birthday (unless you make additional purchase payments or subsequent partial withdrawals to determine the Highest Account Balance). You continue to bear the costs of these optional benefits after that date before you enter the income or pay-out period. With regard to the Guaranteed Minimum Income Benefit, you must be in the "pay-in" phase of the contract for at least 10 years prior to commencing income payments guaranteed by this benefit. Optional benefits are available subject to state approval.

                                   [GRAPHIC]

ANNUAL STEP-UP DEATH BENEFIT

   You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance, less any outstanding loans; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans.

The Annual Step-Up Death Benefit is available for a charge, in addition to the Standard Death Benefit charge, of 0.10% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

                                           Date                      Amount
                               ----------------------------- ----------------------
A   Initial Purchase                     10/1/2003                  $100,000
    Payment
-----------------------------------------------------------------------------------
B   Account Balance                      10/1/2004                  $104,000
                               (First Contract Anniversary)
-----------------------------------------------------------------------------------
C   Death Benefit                     As of 10/1/2004               $104,000
    (Highest Account                                         (= greater of A and B)
    Balance)
-----------------------------------------------------------------------------------
D   Account Balance                      10/1/2005                  $90,000
                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------
E   Death Benefit                        10/1/2005                  $104,000
    (Highest                                                 (= greater of C and D)
    Contract Year Anniversary)
-----------------------------------------------------------------------------------
F   Withdrawal                           10/2/2005                   $9,000
-----------------------------------------------------------------------------------
G   Percentage                           10/2/2005                    10%
    Reduction in
    Account Balance                                                 (= F/D)
-----------------------------------------------------------------------------------
H   Account Balance                      10/2/2005                  $81,000
    after Withdrawal                                                (= D-F)
-----------------------------------------------------------------------------------
I   Highest Account                   As of 10/2/2005               $93,600
    Balance reduced
    for Withdrawal                                               (= E-(E X G))
-----------------------------------------------------------------------------------
J   Death Benefit                        10/2/2005                  $93,600
                                                             (= greater of H and I)
-----------------------------------------------------------------------------------

Notes to Example:

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/05 and 10/2/05 are assumed to be equal prior to the withdrawal.

The purchaser is age 60 at issue.

There are no loans.

GUARANTEED MINIMUM INCOME BENEFIT (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase this benefit at application (up to but not including age 76) which guarantees a stated income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity rather than the guaranteed amount purchased under this benefit. This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division.

You may only exercise this benefit no later than the Contract Anniversary immediately after your 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. Partial annuitization is not permitted under this optional benefit and no change in the owner of the contract or the participant is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.

The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:

Age at Pay-Out Guarantee
------------------------
     80         9 years
------------------------
     81         8 years
------------------------
     82         7 years
------------------------
     83         6 years
------------------------
  84 and 85     5 years
------------------------

You may not exercise this benefit if you have an outstanding loan balance. You may exercise this benefit if you repay your outstanding loan balance. If you desire to exercise this benefit and have an outstanding loan balance and repay the loan by making a partial withdrawal, your guaranteed minimum income base will be reduced to adjust for the repayment of the loan, according to the formula described below.

The guaranteed minimum income base is equal to the greatest of:

1. The annual increase amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the annual increase amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the annual increase amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


This base is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age and the income type you select. You may also choose to receive income payments by applying your Account Balance (less any premium taxes, applicable contract fees and outstanding loans) to our then current annuity rates if that would produce greater income payments than those guaranteed under this benefit.


For purposes of determining the Highest Account Balance as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

This option will terminate:

1. The 30th day following the Contract Anniversary immediately after your 85th birthday;

2. When you take a total withdrawal of your Account Balance (a pro-rata portion of the charge will be applied.);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (a pro-rata portion of the charge will be applied.);

4. On the day there are insufficient amounts to deduct the charge for the Guaranteed Minimum Income Benefit from your Account Balance; or

5. If you die.

The Guaranteed Minimum Income Benefit is available for an additional charge of 0.35% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with this optional benefit.

   EXAMPLE:

(This calculation ignores the impact of Highest Account Balance which could further increase the guaranteed minimum income base.)


   Age 55 at issue
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000 X 1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, unisex, age 65 = $4.21 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $179,085 X $4.21 = $754 per month.
    -------
   $1,000

                                                 Guaranteed
                                                  Minimum
                                         Age at    Income
                         Issue Age       Pay-Out   Floor
                    ---------------------------------------
                            55             65       $754
                    ---------------------------------------
                                           70      $1,131
                    ---------------------------------------
                                           75      $1,725
                    ---------------------------------------

The above chart ignores the impact of premium and other taxes.

[SIDEBAR: The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.]

[SIDEBAR: You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.]

[SIDEBAR: Should our current rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those quoted in your contract, we will use the current rates.]

PAY-OUT OPTIONS (OR INCOME OPTIONS)

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and any outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, you may not be older than 95 years old to select a pay-out option (90 in New York State). You must convert at least $5,000 of your Account Balance to receive income payments.

When considering a pay-out option, you should think about whether you want:

[_] Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

[_] A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

Your income payment amount will depend upon your choices. For lifetime options, the age of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

[SIDEBAR: Many times, the Owner and the Annuitant are the same person.]

INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your pay-out option:

[_] Owner: the person or entity which has all rights including the right to direct who receives payment.

[_] Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

[_] Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the owner dies.
                                   [GRAPHIC]

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. We may limit income payment types offered to meet federal tax law requirements.

[Sidebar: When deciding how to receive income, consider:

.. The amount of income you need;

.. The amount you expect to receive from other sources;

.. The growth potential of other investments; and

.. How long you would like your income to be guaranteed.]

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.



                                   [GRAPHIC]

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or transfer into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against transfers.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you transfer money from an investment division, annuity units in that investment division are liquidated.

[SIDEBAR: The AIR is stated in your contract and may range from 3% to 6%.]

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

[_] First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

[_] Next, we subtract the daily equivalent of the Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

[_] Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

[_] Finally, we multiply the previous Annuity Unit Value by this result.

[SIDEBAR: Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.]

TRANSFER PRIVILEGE

   During the pay-out phase of the Deferred Annuity, you may make transfers among investment divisions or from the investment divisions to the Fixed
Income Option. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no withdrawal charge to make a transfer.

For us to process a transfer, you must tell us:

[_] The percentage or dollar amount of the transfer;

[_] The investment divisions (or Fixed Income Option) to which you want to transfer; and

[_] The investment divisions from which you want to transfer.

We may require that you use our original forms to make transfers.

We reserve the right to restrict transfers to the Fixed Income Option (1) if the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate stated in your Deferred Annuity; or (2) your allocation and transfers to the Fixed Income Option is equal to or exceeds our maximum for the Fixed Interest Account (e.g., $1,000,000).

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

The income phase of the Deferred Annuity is not designed to permit market-timing. Accordingly, we reserve the right to: (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year; (3) limit the dollar amount that may be transferred at any one time; (4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and (2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.


                                   [GRAPHIC]

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.]

CHARGES

   You pay the Standard Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

[SIDEBAR: Generally, your requests including all subsequent purchase payments are effective the day we receive them at your Administrative Office in good order.]

Purchase payments may be sent, by check or money order made payable to "MetLife," to the Administrative Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

[_] On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

[_] After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under the Deferred Annuities, your employer or the group in which you are a participant or member must identify you on its reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account, if available.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under the TSA Deferred Annuity are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

[GRAPHIC]

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contractholders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

[SIDEBAR:] You may authorize your sales representative to make transactions on your behalf. You must complete our form and we must agree.

You may request a variety of transactions and obtain information by telephone virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

[_] Account Balance

[_] Unit Values

[_] Current rates for the Fixed Interest Account

[_] Transfers

[_] Changes to investment strategies

[_] Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

[GRAPHIC]

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

[_] any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

[_] any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH


If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the death benefit instead. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.


THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners; including those who engage in market timing transactions.

VALUATION--SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer when:

[_] rules of the Securities and Exchange Commission so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

[_] during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

[SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.]

     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually. For the money market investment division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("NON-STANDARD PERFORMANCE") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Standard Death Benefit), the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Guaranteed Minimum Income Benefit. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("STANDARD PERFORMANCE") calculations reflect the Separate Account charge (with the Standard Death Benefit), the additional

                                   [GRAPHIC]

Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They do not assume the charge for the Guaranteed Minimum Income Benefit.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charge for the Guaranteed Minimum Income Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

[_] To operate the Separate Account in any form permitted by law.

[_] To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

[_] To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

[_] To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

[_] To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Calvert Fund, Met
Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

[_] The shares for which voting instructions are received, and

[_] The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES

   All Deferred Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The commissions we pay range from 0% to 9% of purchase payments (gross dealer concession). The commission we pay upon annuitization of the Deferred Annuity is 0% to 4.5% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we may pay an amount up to 1% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.

From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts with the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.


                                   [GRAPHIC]

FINANCIAL STATEMENTS

   The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte
& Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance, less any outstanding loans. Federal tax law may impose additional restrictions on our right to cancel your SEP and SIMPLE IRA Deferred Annuity.

INCOME TAXES

   The following information on taxes is a general discussion of the subject. The SAI has additional tax information. It is not intended as tax advice.
The Internal Revenue Code ("Code") is complex and subject to change regularly.

For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

Where otherwise permitted under the Deferred Annuities, the transfer of ownership of a Deferred Annuity, the designation, or change in designation of an annuitant, beneficiary or other payee, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL

[SIDEBAR: Consult your own tax adviser about your circumstances, any recent tax developments and the impact of state income taxation.][GRAPHIC]

   Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All TSAs and IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your TSA or IRA with an annuity, it does offer you additional insurance benefits such as an available guaranteed income for life.

[SIDEBAR: Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.] [GRAPHIC]

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to TSA plans and IRAs including:

[_] adding "catch-up" contributions for taxpayers age 50 and above; and

[_] adding expanded portability and tax free rollover opportunities.

[_] all these changes are scheduled to expire after 2010.

You should consult your tax adviser regarding these changes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                             Type of Contract
                                                             --------------
                                                                   SIMPLE
                                                             TSA    IRA*  SEP
                                                             ---   ------ ---
In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy (SEPP)       x      x     x

After you die                                                 x      x     x

After you become totally disabled (as defined in the Code)    x      x     x

To pay deductible medical expenses                            x      x     x

After separation from service if you are over 55              x      x     x

After December 31, 1999 for IRS levies                        x      x     x

To pay medical insurance premiums if you are unemployed              x     x

For qualified higher education expenses, or                          x     x

For qualified first time home purchases up to $10,000                x     x

Payments to alternate payees pursuant to qualified domestic
relations orders                                              x      x     x

* For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

SEPARATE ACCOUNT CHARGES

Certain death benefits may be considered incidental benefits under a tax-qualified plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the plan and to the participant. Additionally, the charges for such death benefits may be considered a taxable distribution which may be subject to ordinary income taxes and the 10% penalty tax if you are under age 59 1/2. Consult your tax advisor.

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax advisor. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your contract by April 1 of the calendar year following the later of:

[_] The year you turn 70 1/2 or;

[_] Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax advisor prior to choosing a pay-out option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax advisor.

Please be advised that new regulations were issued by the Internal Revenue Service regarding required minimum distribution in April 2002 and are generally effective in 2003.

TSAS

PURCHASE PAYMENTS

TSAs fall under (S)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (S)501(c)(3) of the Code.

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

Purchase payments in excess of the limits may result in adverse tax consequences.

Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts; these transfers and rollovers are not subject to the annual limitation on purchase payments.


WITHDRAWALS AND INCOME PAYMENTS

[SIDEBAR: Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments.]

[SIDEBAR: You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.]

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw, including income earned under the contract.

If certain requirements are met, you may be able to transfer amounts in your TSA contract to another eligible retirement plan or individual retirement account or annuity ("IRA").

If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

[_] Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

[_] Is directly transferred to another permissable investment under (S)403(b) arrangements;

[_] Relates to amounts that are not salary reduction elective deferrals;

[_] Is after you die, leave your job or become disabled (as defined by the Code); or

[_] Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

MANDATORY 20% WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you receive from your contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions.) However, it does not include taxable distributions that are:

[_] A series of substantially equal payments made at least annually for:

    . Your life or life expectancy

    . Both you and your beneficiary's lives or life expectancies

    . A specified period of 10 years or more

[_] Withdrawals to satisfy minimum distribution requirements

[_] Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

You may be subject to the 10% penalty tax if you withdraw taxable money before you turn age 59 1/2.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before required minimum distribution withdrawals have begun, we must make payment of any remaining interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2. Your spouse beneficiary may also be able to rollover the proceeds into another eligible retirement plan in which he or she participates as permitted under the tax law.

If you die on or after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

LOANS

If your TSA Contract permits contract loans, such loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether Contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

INDIVIDUAL RETIREMENT ANNUITIES

SIMPLE IRA AND SEPS

The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The Deferred Annuity (and optional death benefits and appropriate IRA tax endorsements) has not yet been submitted to the IRS for review and approval as to form. Disqualification of the Deferred Annuity as an IRA could result in the immediate taxation of amounts held in the contract and other adverse tax consequences.

Consult your tax adviser prior to the purchase of the contract as a SIMPLE IRA or SEP.

Generally, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.

[_] You must be both the owner and the annuitant under the contract.

[_] Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the contract.

[_] You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.




                                   [GRAPHIC]

[SIDEBAR: In some cases, your purchase payments may be tax deductible.]

PURCHASE PAYMENTS

Generally:

[_] Except for permissible rollovers and direct transfers, purchase payments to IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year ($3,000 for 2003-2004.) This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter).

[_] Beginning in 2002, individuals age 50 or older can make an additional
    "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

[_] Purchase payments in excess of this amount may be subject to a penalty tax.

[_] Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

[_] These age and dollar limits do not apply to tax-free rollovers or transfers.

Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2003, if you are an "active participant" in another retirement plan and if your adjusted gross income is $40,000 or less ($60,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $50,000 ($70,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

If contributions are being made under a SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

AFTER DEATH

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION

                                                                           PAGE

COVER PAGE................................................................    1
TABLE OF CONTENTS.........................................................    1
INDEPENDENT AUDITORS......................................................    2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES......    2
EXPERIENCE FACTOR.........................................................    2
VARIABLE INCOME PAYMENTS..................................................    2
INVESTMENT MANAGEMENT FEES................................................    5
PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE ACCOUNT................    6
PERFORMANCE DATA..........................................................    8
VOTING RIGHTS.............................................................   23
ERISA.....................................................................   24
TAXES.....................................................................   25
ACCUMULATION UNIT VALUES TABLES...........................................   29
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT..............................  F-1
FINANCIAL STATEMENTS OF METLIFE........................................... F-65


                                   [graphic]

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                                                TSA       IRA and SEP
                                                Annuities Annuities/(1)/
       California.............................. 0.5%      0.5%/(2)/
       Maine................................... --        --
       Nevada.................................. --        --
       Puerto Rico............................. 1.0%      1.0%
       South Dakota............................ --        --
       West Virginia........................... 1.0%      1.0%
       Wyoming................................. --        --

-----------
/1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."
/2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

PEANUTS (C) United Feature Syndicate, Inc.

(C) 2003 Metropolitan Life Insurance Company

                                   [GRAPHIC]

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and
    Met Investors Series Trust


[_] American Funds Insurance Series

[_] Calvert Social Balanced Portfolio

[_] I have changed my address. My current address is:

___________________________________     Name __________________________
     (Contract Number)

                                        Address _______________________


___________________________________
           (Signature)                       __________________________
                                                                    zip


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[LOGO] MetLife/(R)/
One Madison Avenue, New York, NY 10010-3690
0303-2416 LO303B964(exp0504)MLIC-LD
MLR19000341006(0403) Printed in USA
(c) 2003 MetLife, Inc.

                                   [GRAPHIC]

                                                                VARIABLE ANNUITY
                                                                     May 1, 2003

                     MAKE YOUR RETIREMENT DREAMS COME TRUE

[PHOTO]

MetLife Financial Freedom Select/SM/
e and ebonus Classes
PROSPECTUS



Your Privacy Notice is on the last page of this book.


[LOGO] MetLife(R)

METLIFE FINANCIAL FREEDOM SELECTSM VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes MetLife Financial Freedom Select group and individual deferred variable annuity contracts ("Deferred Annuities").

--------------------------------------------------------------------------------

Y ou decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity. Your choices may include the Fixed Interest
Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

STATE STREET RESEARCH MONEY MARKET            FI MID CAP OPPORTUNITIES
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX       MET/AIM MID CAP CORE EQUITY
PIMCO TOTAL RETURN                            METLIFE MID CAP STOCK INDEX
SALOMON BROTHERS U.S. GOVERNMENT              HARRIS OAKMARK FOCUSED VALUE
STATE STREET RESEARCH BOND INCOME             NEUBERGER BERMAN PARTNERS MID CAP VALUE
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES T. ROWE PRICE MID-CAP GROWTH
CALVERT SOCIAL BALANCED                         (FORMERLY MFS MID CAP GROWTH)
MFS TOTAL RETURN                              LOOMIS SAYLES SMALL CAP
LORD ABBETT BOND DEBENTURE                    RUSSELL 2000(R) INDEX
AMERICAN FUNDS GROWTH-INCOME                  STATE STREET RESEARCH AURORA
METLIFE STOCK INDEX                           THIRD AVENUE SMALL CAP VALUE
OPPENHEIMER CAPITAL APPRECIATION              FRANKLIN TEMPLETON SMALL CAP GROWTH
STATE STREET RESEARCH INVESTMENT TRUST        MET/AIM SMALL CAP GROWTH
DAVIS VENTURE VALUE                           T. ROWE PRICE SMALL CAP GROWTH
FI STRUCTURED EQUITY                          PIMCO INNOVATION
HARRIS OAKMARK LARGE CAP VALUE                HARRIS OAKMARK INTERNATIONAL
STATE STREET RESEARCH LARGE CAP VALUE           (FORMERLY STATE STREET RESEARCH
ALGER EQUITY GROWTH                             CONCENTRATED INTERNATIONAL)
AMERICAN FUNDS GROWTH                         MFS RESEARCH INTERNATIONAL
T. ROWE PRICE LARGE CAP GROWTH                MORGAN STANLEY EAFE(R) INDEX
                                              AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2003. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 72 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
(800) 638-7732

                                     [GRAPHIC]


 DEFERRED
 ANNUITIES
 AVAILABLE:

    . TSA
    . Simplified Employee Pensions (SEPs)
    . SIMPLE Individual Retirement Annuities


 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY

    . e
    . e Bonus

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

  . a bank deposit or obligation;

  . federally insured or guaranteed; or

  . endorsed by any bank or other financial institution.

                                 [LOGO] Metlife

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the e Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the e Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

    Important Terms You Should Know....................................  5
    Table of Expenses..................................................  8
    MetLife............................................................ 24
    Metropolitan Life Separate Account E............................... 24
    Variable Annuities................................................. 25
        The Deferred Annuity........................................... 25
        Classes of the Deferred Annuity................................ 26
    Your Investment Choices............................................ 29
    Deferred Annuities................................................. 31
        The Deferred Annuity and Your Retirement Plan.................. 31
        Automated Investment Strategies................................ 32
        Purchase Payments.............................................. 33
            Allocation of Purchase Payments............................ 33
            Limits on Purchase Payments................................ 33
        The Value of Your Investment................................... 34
        Transfer Privilege............................................. 35
        Access to Your Money........................................... 36
            Systematic Withdrawal Program.............................. 36
            Minimum Distribution....................................... 38
        Charges........................................................ 38
            Separate Account Charge.................................... 38
            Investment-Related Charge.................................. 39
        Annual Contract Fee............................................ 39
            Optional Guaranteed Minimum Income Benefit................. 39
        Premium and Other Taxes........................................ 40
        Withdrawal Charges............................................. 40
            When No Withdrawal Charge Applies to the eBonus Class...... 41
        Free Look...................................................... 43
        Death Benefit--Generally....................................... 43
            Standard Death Benefit..................................... 44
        Optional Benefits.............................................. 45
            Annual Step-Up Death Benefit............................... 45
            Guaranteed Minimum Income Benefit.......................... 47
        Pay-Out Options (or Income Options)............................ 50
        Income Payment Types........................................... 50
        Allocation..................................................... 51
        Minimum Size of Your Income Payment............................ 51
        The Value of Your Income Payments.............................. 52

           Transfer Privilege....................................... 53
           Charges.................................................. 54

       General Information.......................................... 55
           Administration........................................... 55
               Purchase Payments.................................... 55
               Confirming Transactions.............................. 55
               Processing Transactions.............................. 56
                  By Telephone or Internet.......................... 56
                  After Your Death.................................. 57
                  Third Party Requests.............................. 57
                  Valuation -- Suspension of Payments............... 57
           Advertising Performance.................................. 58
           Changes to Your Deferred Annuity......................... 61
           Voting Rights............................................ 61
           Who Sells the Deferred Annuities......................... 62
           Financial Statements..................................... 63
           When We Can Cancel Your Deferred Annuity................. 63
       Income Taxes................................................. 64
       Table of Contents for the Statement of Additional Information 72
       Appendix for Premium Tax Table............................... 73

MetLife does not intend to offer the Deferred Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

                                   [GRAPHIC]

                                   [GRAPHIC]
IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity. Your contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to call to make a request is 1-800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Deferred Annuity and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from the amount you have withdrawn from your Deferred Annuity, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus, depending on the context, "you" is the owner of the Deferred Annuity or the participant or annuitant for whom money is invested under certain group arrangements.

   TABLE OF EXPENSES--METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES

        The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
     Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. There are no fees for the Fixed Interest Account. The tables do not show premium and other taxes which may apply.

--------------------------------------------------------------------------------
  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments.............................                 None
Withdrawal Charge (as a percentage of the amount withdrawn) (1).......             Up to 3%
Transfer Fee (2)...................................................... Current Charge: None
                                                             Maximum Guaranteed Charge: $25

/1/ A withdrawal charge may apply if you take a withdrawal from your Deferred
    Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:

IF WITHDRAWN DURING CONTRACT YEAR                        e CLASS e BONUS CLASS
---------------------------------                        ------- -------------
1.......................................................  None         3%
2.......................................................               3%
3.......................................................               3%
4.......................................................               3%
5.......................................................               3%
6.......................................................               3%
7.......................................................               3%
Thereafter..............................................               0%

    There are times when the withdrawal charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, after the first Contract Year, each year you may withdraw up to 10% of your Account Balance without a withdrawal charge. These withdrawals are made on a non-cumulative basis.
/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

--------------------------------------------------------------------------------
     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (3)................................ $30

Current Separate Account Charge (as a percentage of your Account Balance) for all investment divisions except the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization
Divisions (4)

                                                   e CLASS e BONUS CLASS (5)
Death Benefit                                      ------- -----------------
  Standard Death Benefit..........................  0.50%        0.95%
  Optional Annual Step-Up Death Benefit...........  0.60%        1.05%
----------------------------------------------------------------------------

Current Separate Account Charge (as a percentage of your Account Balance) for the American Funds Growth-Income, American Funds Growth and American
Funds Global Small Capitalization Divisions and maximum guaranteed Separate
Account charge (as a percentage of your Account Balance) for all future investment divisions (4)

                                                   e CLASS e BONUS CLASS (5)
Death Benefit                                      ------- -----------------
  Standard Death Benefit..........................  0.75%        1.20%
  Optional Annual Step-Up Death Benefit...........  0.85%        1.30%

Optional Guaranteed Minimum Income Benefit (6)....                .35%
----------------------------------------------------------------------------

/3/ This fee may be waived under certain circumstances. This fee is waived if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if you take a total withdrawal of your Account Balance. This fee will not be deducted if you are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.


/4/ You pay the Separate Account charge with the Standard Death Benefit for your class of the Deferred Annuity during the pay-out phase of your contract. We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions, as shown in the table labeled "Current Separate Account Charge for American Funds investment divisions and maximum guaranteed Separate Account charge for all future investment divisions."


/5/ The Separate Account charge with the Standard Death Benefit for the e Bonus
    Class will be reduced by 0.45% to 0.50% (0.75% for amounts in the American Funds investment divisions) after you have held the contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 0.60% for the Annual Step-Up Death Benefit (0.85% for amounts held in the American Funds investment divisions and for amounts held in the maximum guaranteed Separate Account charge investment divisions) after you have held the contract for seven years.

/6/ The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling, if available, accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your contract. The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with this optional benefit.

  ----------------------------------------------------------------------------
     The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. All the Portfolios listed below are Class B except for the Portfolios of the American Funds, which are Class 2 Portfolios, and the
Calvert Social Balanced Portfolio. More details concerning the Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.

                                                                                          Minimum Maximum
                                                                                          ------- -------
Total Annual Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds
Operating Expenses for the fiscal year ending December 31, 2002 (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees)
and other expenses)                                                                        0.56%   4.67%
After Waiver and/or Reimbursement of Expenses (7) (8)....................................  0.56%   1.45%

/7/ Pursuant to an Expense Agreement, MetLife Advisers, LLC ("MetLife
    Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interests, taxes or extraordinary expenses) allocable to Class B shares as necessary to limit the total of such expenses to the annual percentage of average daily net assets of the following Portfolios as indicated:

           Portfolio                                       Percentage
           ---------                                       ----------
           Morgan Stanley EAFE(R) Index Portfolio             1.00
           Franklin Templeton Small Cap Growth Portfolio      1.40
           State Street Research Large Cap Value Portfolio    1.20
           FI Mid Cap Opportunities Portfolio                 1.30

    This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately (except the Morgan Stanley EAFE(R) Index Portfolio) to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2004. The effect of such waiver and reimbursement is that performance results are increased.

/8/ Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Agreement whereby, until at least April 30, 2004, MetLife Investors has agreed to waive its investment management fee or pay operating expenses (exclusive of interest, taxes, brokerage commissions, or extraordinary expenses and 12b-1 Plan fees) as necessary to limit total expenses to the percentage of daily net assets to the following percentages: 1.10% for the PIMCO Innovation Portfolio, 0.95% for the T. Rowe Price Mid-Cap Growth Portfolio (formerly the MFS Mid Cap Growth Portfolio), 1.10% for the MFS Research International Portfolio, 0.75% for the Lord Abbett Bond Debenture Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 0.95% for the Met/AIM Mid Cap Core Equity Portfolio, 0.75% for the Oppenheimer Capital Appreciation Portfolio, 1.00% for the Third Avenue Small Cap Value Portfolio and 1.20% for the Harris Oakmark International Portfolio (formerly the State Street Research Concentrated International Portfolio). Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Fund's Board of Trustees, be repaid to the investment manager. The effect of such waiver and reimbursement is that performance results are increased.

  METROPOLITAN FUND CLASS B ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                                          --------------
  (as a percentage of average net assets) (9)                                                 A+B+C=D
                                                                                 C             TOTAL
                                                              A        B   OTHER EXPENSES EXPENSES BEFORE       E
                                                          MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/
                                                             FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------
State Street Research Money Market Portfolio (10)(11)....    0.35    0.25       0.08           0.68           0.00
Lehman Brothers(R) Aggregate Bond Index Portfolio........    0.25    0.25       0.09           0.59           0.00
Salomon Brothers U.S. Government Portfolio...............    0.55    0.25       0.15           0.95           0.00
State Street Research Bond Income Portfolio (10)(13).....    0.40    0.25       0.11           0.76           0.00
Salomon Brothers Strategic Bond Opportunities Portfolio..    0.65    0.25       0.20           1.10           0.00
MFS Total Return Portfolio...............................    0.50    0.25       0.16           0.91           0.00
MetLife Stock Index Portfolio............................    0.25    0.25       0.06           0.56           0.00
State Street Research Investment Trust Portfolio (10)(12)    0.49    0.25       0.05           0.79           0.00
Davis Venture Value Portfolio (10)(12)...................    0.75    0.25       0.05           1.05           0.00
FI Structured Equity Portfolio (10)(12)..................    0.67    0.25       0.05           0.97           0.00
Harris Oakmark Large Cap Value Portfolio (10)(12)........    0.75    0.25       0.08           1.08           0.00
State Street Research Large Cap Value Portfolio (7)(10)..    0.70    0.25       1.63           2.58           1.38
Alger Equity Growth Portfolio (10).......................    0.75    0.25       0.04           1.04           0.00
T. Rowe Price Large Cap Growth Portfolio (10)(12)........    0.63    0.25       0.14           1.02           0.00
FI Mid Cap Opportunities Portfolio (7)(10)...............    0.80    0.25       3.62           4.67           3.37
MetLife Mid Cap Stock Index Portfolio....................    0.25    0.25       0.18           0.68           0.00
Harris Oakmark Focused Value Portfolio...................    0.75    0.25       0.07           1.07           0.00
Neuberger Berman Partners Mid Cap Value Portfolio
  (10)(12)...............................................    0.69    0.25       0.11           1.05           0.00
Loomis Sayles Small Cap Portfolio (10)...................    0.90    0.25       0.07           1.22           0.00
Russell 2000(R) Index Portfolio..........................    0.25    0.25       0.24           0.74           0.00
State Street Research Aurora Portfolio (10)..............    0.85    0.25       0.10           1.20           0.00
Franklin Templeton Small Cap Growth Portfolio (7)(10)....    0.90    0.25       0.61           1.76           0.36
T. Rowe Price Small Cap Growth Portfolio (10)............    0.52    0.25       0.09           0.86           0.00
Morgan Stanley EAFE(R) Index Portfolio (7)...............    0.30    0.25       0.49           1.04           0.04
                                                                                                          --------------

  METROPOLITAN FUND CLASS B ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                          --------------
  (as a percentage of average net assets) (9)                 D-E=F
                                                              TOTAL
                                                          EXPENSES AFTER
                                                            WAIVER AND
                                                          REIMBURSEMENT
------------------------------------------------------------------------
State Street Research Money Market Portfolio (10)(11)....      0.68
Lehman Brothers(R) Aggregate Bond Index Portfolio........      0.59
Salomon Brothers U.S. Government Portfolio...............      0.95
State Street Research Bond Income Portfolio (10)(13).....      0.76
Salomon Brothers Strategic Bond Opportunities Portfolio..      1.10
MFS Total Return Portfolio...............................      0.91
MetLife Stock Index Portfolio............................      0.56
State Street Research Investment Trust Portfolio (10)(12)      0.79
Davis Venture Value Portfolio (10)(12)...................      1.05
FI Structured Equity Portfolio (10)(12)..................      0.97
Harris Oakmark Large Cap Value Portfolio (10)(12)........      1.08
State Street Research Large Cap Value Portfolio (7)(10)..      1.20
Alger Equity Growth Portfolio (10).......................      1.04
T. Rowe Price Large Cap Growth Portfolio (10)(12)........      1.02
FI Mid Cap Opportunities Portfolio (7)(10)...............      1.30
MetLife Mid Cap Stock Index Portfolio....................      0.68
Harris Oakmark Focused Value Portfolio...................      1.07
Neuberger Berman Partners Mid Cap Value Portfolio
  (10)(12)...............................................      1.05
Loomis Sayles Small Cap Portfolio (10)...................      1.22
Russell 2000(R) Index Portfolio..........................      0.74
State Street Research Aurora Portfolio (10)..............      1.20
Franklin Templeton Small Cap Growth Portfolio (7)(10)....      1.40
T. Rowe Price Small Cap Growth Portfolio (10)............      0.86
Morgan Stanley EAFE(R) Index Portfolio (7)...............      1.00
                                                          --------------

  CALVERT FUND ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                     ----------------------------
  (as a percentage of average net assets)                    B           A+B+C=D                       C-D=E
                                                           OTHER          TOTAL                        TOTAL
                                                A        EXPENSES    EXPENSES BEFORE       D       EXPENSES AFTER
                                            MANAGEMENT    BEFORE         WAIVER/        WAIVER/      WAIVER AND
                                               FEES    REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio (14)...    0.70        0.21           0.91           0.00           0.91
                                                                                     ----------------------------

  MET INVESTORS FUND CLASS B ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                      ----------------------------
  (as a percentage                                        A+B+C=D                       D-E=F
  of average net                             C             TOTAL                        TOTAL
  assets) (9)             A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                      MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/      WAIVER AND
                         FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
-------------------------------------------------------------------------------------------
  PIMCO Total
    Return Portfolio.    0.50    0.25       0.15           0.90           0.00           0.90
  Lord Abbett Bond
    Debenture
    Portfolio
    (8)(13)..........    0.60    0.25       0.20           1.05           0.05           1.00
  Oppenheimer
    Capital
    Appreciation
    Portfolio
    (8)(10)..........    0.65    0.25       0.32           1.22           0.22           1.00
  Met/AIM Mid Cap
    Core Equity
    Portfolio
    (8)(12)..........    0.75    0.25       0.91           1.91           0.71           1.20
  T. Rowe Price
    Mid-Cap Growth
    Portfolio
    (8)(12)(15)......    0.75    0.25       0.51           1.51           0.31           1.20
  Third Avenue
    Small Cap Value
    Portfolio (8)....    0.75    0.25       0.69           1.69           0.44           1.25
  Met/AIM Small Cap
    Growth
    Portfolio
    (8)(12)..........    0.90    0.25       1.17           2.32           1.02           1.30
  PIMCO Innovation
    Portfolio
    (8)(12)..........    0.95    0.25       0.76           1.96           0.61           1.35
  Harris Oakmark
    International
    Portfolio
    (8)(12)(16)......    0.85    0.25       1.54           2.64           1.19           1.45
  MFS Research
    International
    Portfolio
    (8)(10)..........    0.80    0.25       1.02           2.07           0.72           1.35
                                                                      ----------------------------


  AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                      ----------------------------
  (as a percentage                                        A+B+C=D                       D-E=F
  of average net                             C             TOTAL                        TOTAL
  assets) (9)             A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                      MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/      WAIVER AND
                         FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
-------------------------------------------------------------------------------------------
  American Funds
    Growth-Income
    Portfolio (10)...    0.34    0.25       0.01           0.60           0.00           0.60
  American Funds
    Growth
    Portfolio (10)...    0.38    0.25       0.02           0.65           0.00           0.65
  American Funds
    Global Small
    Capitalization
    Portfolio (10)...    0.80    0.25       0.04           1.09           0.00           1.09
                                                                      ----------------------------

/9/ Each of the Metropolitan Fund, Met Investors Fund, and American Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee.

/10/Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and Statement of Additional Information for each respective Fund.

 /11/State Street Research Money Market Portfolio is only available with a
    Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit.

 /12/Certain Metropolitan Fund and Met Investors Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, the Met Investors Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's expenses. The expense information for the Metropolitan Fund and Met Investors Fund Portfolios does not reflect these reductions or credits.

 /13/On April 29, 2002, the State Street Research Income Portfolio of the
    Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund and the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Fund.

/14/"Other Expenses" are based on the Portfolio's most recent fiscal year. The management fees include the sub-advisory fees paid by the advisor, Calvert Asset Management Company, Inc., and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

 /15/On January 1, 2003, T. Rowe Price Associates Inc. became the sub-investment manager for the MFS Mid Cap Growth Portfolio, which changed its name to T. Rowe Price Mid-Cap Growth Portfolio.

 /16/On January 1, 2003, Harris Associates L.P. became the sub-investment manager for the State Street Research Concentrated International Portfolio, which changed its name to Harris Oakmark International Portfolio.

  EXAMPLES
  The examples are intended to help you compare the cost of investing in the Deferred Annuity with the cost of investing in other variable annuity contracts.
  These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and Portfolio fees and expenses
  (described in the third table).

  Example 1.  This example shows the dollar amount of expenses that you would bear directly or indirectly on a $ 10,000 investment for the time periods indicated.
  Your actual costs may be higher or lower.
  Assumptions:
  . your Account balance is $16,000 (for purposes of determining the impact of the
    Annual Contract Fee);
  . you bear the minimum or maximum fees and expenses of any of the Portfolios
    (without reimbursement and/or waiver of expenses);
  . you select the e Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Annual Step-Up Death Benefit;
  . you select the Guaranteed Minimum Income Benefit; and
  . you fully surrender your contract, you elect to annuitize (select an income payment type under which you receive income payments over your lifetime) or you do not elect to annuitize (no withdrawal charges apply to the e Class)

                                                                                  1     3     5    10
                                                                                 YEAR YEARS YEARS YEARS
-------------------------------------------------------------------------------------------
  Maximum....................................................................... $596 $1780 $2951 $5827
  Minimum....................................................................... $175 $ 546 $ 946 $2088


  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated.
  Your actual costs may be higher or lower.
  Assumptions:
  . your Account balance is $16,000 (for purposes of determining the impact of the
    Annual Contract Fee);
  . you bear the minimum or maximum fees and expenses of any of the Portfolios
    (without reimbursement and/or waiver of expenses);
  . you select the e Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Annual Step-Up Death Benefit;
  . you select the Guaranteed Minimum Income Benefit; and
  . you fully surrender your contract with applicable withdrawal charges deducted.

                                                                                  1     3     5         10
                                                                                 YEAR YEARS YEARS      YEARS
-------------------------------------------------------------------------------------------
  Maximum....................................................................... $938 $2167 $ 3400     $ 6033
  Minimum....................................................................... $530 $ 979 $ 1492     $ 2408

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated.
  Your actual costs may be higher or lower.
  Assumptions:
  . your Account balance is $16,000 (for purposes of determining the impact of the
    Annual Contract Fee);
  . no withdrawal charges were applicable because you selected an income payment type under which you receive income payments over your lifetime or you did not surrender your contract;
  . you bear the minimum or maximum fees and expenses of any of the Portfolios
    (without reimbursement and/or waiver of expenses);
  . you select the e Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Annual Step-Up Death Benefit; and
  . you select the Guaranteed Minimum Income Benefit.

                                                                                  1     3     5         10
                                                                                 YEAR YEARS YEARS      YEARS
-------------------------------------------------------------------------------------------
  Maximum....................................................................... $643 $1909 $ 3150     $ 6033
  Minimum....................................................................... $221 $ 686 $ 1183     $ 2408

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

T hese tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from inception (July 12, 2002) to year end.
The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: e Bonus Class, the Annual Step-Up Death Benefit and Guaranteed Minimum Income Benefit. (In terms of the calculation for this mix, the Guaranteed Minimum Income Benefit charge is made by canceling accumulation units and, therefore, the charge is not reflected in the Accumulation Unit Value. However, purchasing this option with the others will result in the highest overall charge.) The mix with the total lowest charge has these features: e Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

-------------------------------------------------------------------------------------------------------

                                                             INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES         ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)         YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
-------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division...... 2002    $11.86       $12.41            0

                                     [CHART]

           Year End Accumulation Unit Value

PIMCO Total Return Division........................... 2002     10.96        11.43            0

                                    [CHART]

           Year End Accumulation Unit Value

Salomon Brothers U.S. Government Division............. 2002     15.51        16.00            0

                                     [CHART]

           Year End Accumulation Unit Value

State Street Research Bond Income Division............ 2002     43.17        44.88            0

                                    [CHART]

           Year End Accumulation Unit Value

Salomon Brothers Strategic Bond Opportunities Division 2002     16.49        17.48            0

                                    [CHART]

           Year End Accumulation Unit Value

Calvert Social Balanced Division...................... 2002     17.89        17.57            0

                                    [CHART]

           Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------

                                                          INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)      YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
----------------------------------------------------------------------------------------------------

  MFS Total Return Division........................ 2002    $33.72       $33.52            0

                                      [CHART]

         Year End Accumulation Unit Value

  Lord Abbett Bond Debenture Division.............. 2002     13.55        13.88            0

                                      [CHART]

         Year End Accumulation Unit Value

  American Funds Growth-Income Division............ 2002     74.60        70.08            0

                                      [CHART]

         Year End Accumulation Unit Value

  MetLife Stock Index Division..................... 2002     29.30        28.01            0

                                      [CHART]

         Year End Accumulation Unit Value

  Oppenheimer Capital Appreciation Division........ 2002      6.57         6.32            0

                                       [CHART]

         Year End Accumulation Unit Value

  State Street Research Investment Trust Division.. 2002     53.00        50.32            0

                                       [CHART]

         Year End Accumulation Unit Value

  Davis Venture Value Division..................... 2002     22.80        22.23            0

                                      [CHART]

         Year End Accumulation Unit Value

  FI Structured Equity Division.................... 2002     20.15        19.17            0

                                      [CHART]

         Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------

                                                          INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)      YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
----------------------------------------------------------------------------------------------------

  Harris Oakmark Large Cap Value Division.......... 2002    $10.13       $ 9.81            0

                                       [CHART]

         Year End Accumulation Unit Value

  State Street Research Large Cap Value Division... 2002      8.61         7.92            0

                                       [CHART]

         Year End Accumulation Unit Value

  Alger Equity Growth Division..................... 2002     20.93        18.31            0

                                      [CHART]

         Year End Accumulation Unit Value

  American Funds Growth Division................... 2002     90.18        87.17            0

                                      [CHART]

         Year End Accumulation Unit Value

  T. Rowe Price Large Cap Growth Division.......... 2002      9.01         8.80            0

                                       [CHART]

         Year End Accumulation Unit Value

  FI Mid Cap Opportunities Division................ 2002      8.28         8.12            0

                                      [CHART]

         Year End Accumulation Unit Value

  Met/AIM Mid Cap Core Equity Division............. 2002     10.01         9.70            0

                                       [CHART]

         Year End Accumulation Unit Value

  MetLife Mid Cap Stock Index Division............. 2002      9.01         8.69            0

                                      [CHART]

         Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------

                                                          INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)      YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
----------------------------------------------------------------------------------------------------

 Harris Oakmark Focused Value Division............. 2002    $23.25       $23.96            0

                                     [CHART]

         Year End Accumulation Unit Value

 Neuberger Berman Partners Mid Cap Value Division.. 2002     14.15        13.52            0

                                     [CHART]


         Year End Accumulation Unit Value

 T. Rowe Price Mid-Cap Growth Division............. 2002      4.85         4.57            0

                                     [CHART]

         Year End Accumulation Unit Value

 Loomis Sayles Small Cap Division.................. 2002     19.40        17.73            0

                                      [CHART]

         Year End Accumulation Unit Value

 Russell 2000(R) Index Division.................... 2002     10.13         9.40            0

                                     [CHART]

         Year End Accumulation Unit Value

 State Street Research Aurora Division............. 2002     12.83        10.91            0

                                     [CHART]

         Year End Accumulation Unit Value

 Third Avenue Small Cap Value Division............. 2002      9.03         8.25            0

                                     [CHART]

         Year End Accumulation Unit Value

 Franklin Templeton Small Cap Growth Division...... 2002      6.76         6.27            0

                                      [CHART]

         Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------

                                                          INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE I AND BAR CHART I (HIGHEST POSSIBLE MIX)      YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
----------------------------------------------------------------------------------------------------

Met/AIM Small Cap Growth Division.................. 2002    $ 8.93       $ 8.50            0

                                    [CHART]

         Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth Division............ 2002      9.03         8.85            0

                                     [CHART]

         Year End Accumulation Unit Value

PIMCO Innovation Division.......................... 2002      3.69         2.98            0

                                     [CHART]

         Year End Accumulation Unit Value

Harris Oakmark International Division.............. 2002      9.91         8.86            0

                                    [CHART]

         Year End Accumulation Unit Value

MFS Research International Division................ 2002      7.83         7.33            0

                                    [CHART]

         Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division.............. 2002      7.97         7.09            0

                                    [CHART]

         Year End Accumulation Unit Value

American Funds Global Small Capitalization Division 2002     12.21        10.86            0

                                    [CHART]

         Year End Accumulation Unit Value

-------------------------------------------------------------------------------------------------------

                                                             INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES         ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)        YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
-------------------------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond Index Division...... 2002    $12.11       $12.70            0

                                    [CHART]

           Year End Accumulation Unit Value

PIMCO Total Return Division........................... 2002     11.05        11.55            0

                                     [CHART]

           Year End Accumulation Unit Value

Salomon Brothers U.S. Government Division............. 2002     16.18        16.74            0

                                    [CHART]

           Year End Accumulation Unit Value

State Street Research Bond Income Division............ 2002     47.90        49.92            0

                                    [CHART]

           Year End Accumulation Unit Value

Salomon Brothers Strategic Bond Opportunities Division 2002     17.21        18.29            0

                                    [CHART]

           Year End Accumulation Unit Value

Calvert Social Balanced Division...................... 2002     18.87        18.58            0

                                    [CHART]

           Year End Accumulation Unit Value

MFS Total Return Division............................. 2002     36.66        36.54            0

                                     [CHART]

           Year End Accumulation Unit Value

Lord Abbett Bond Debenture Division................... 2002     14.02        14.40            0

                                    [CHART]

           Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------

                                                          INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)     YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
----------------------------------------------------------------------------------------------------

  American Funds Growth-Income Division............ 2002    $82.55       $77.76            0

                                       [CHART]

         Year End Accumulation Unit Value

  MetLife Stock Index Division..................... 2002     31.34        30.03            0

                                      [CHART]

         Year End Accumulation Unit Value

  Oppenheimer Capital Appreciation Division........ 2002      6.62         6.39            0

                                       [CHART]

         Year End Accumulation Unit Value

  State Street Research Investment Trust Division.. 2002     58.86        56.03            0

                                      [CHART]

         Year End Accumulation Unit Value

  Davis Venture Value Division..................... 2002     23.79        23.25            0

                                       [CHART]

         Year End Accumulation Unit Value

  FI Structured Equity Division.................... 2002     21.19        20.22            0

                                      [CHART]

         Year End Accumulation Unit Value

  Harris Oakmark Large Cap Value Division.......... 2002     10.34        10.03            0

                                       [CHART]

         Year End Accumulation Unit Value

  State Street Research Large Cap Value Division... 2002      8.62         7.95            0

                                       [CHART]

         Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------

                                                          INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)     YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
----------------------------------------------------------------------------------------------------

 Alger Equity Growth Division...................... 2002    $21.83       $19.16            0

                                      [CHART]

         Year End Accumulation Unit Value

 American Funds Growth Division.................... 2002     99.81        96.73            0

                                     [CHART]

         Year End Accumulation Unit Value

 T. Rowe Price Large Cap Growth Division........... 2002      9.19         9.00            0

                                     [CHART]

         Year End Accumulation Unit Value

 FI Mid Cap Opportunities Division................. 2002      8.29         8.15            0

                                     [CHART]

         Year End Accumulation Unit Value

 Met/AIM Mid Cap Core Equity Division.............. 2002     10.05         9.77            0

                                     [CHART]

         Year End Accumulation Unit Value

 MetLife Mid Cap Stock Index Division.............. 2002      9.11         8.81            0

                                     [CHART]

         Year End Accumulation Unit Value

 Harris Oakmark Focused Value Division............. 2002     24.46        25.27            0

                                      [CHART]

         Year End Accumulation Unit Value

 Neuberger Berman Partners Mid Cap Value Division.. 2002     14.43        13.83            0

                                     [CHART]

         Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------

                                                          INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)     YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
----------------------------------------------------------------------------------------------------

   T. Rowe Price Mid-Cap Growth Division........... 2002    $ 4.89       $ 4.62            0

                                        [CHART]

         Year End Accumulation Unit Value

   Loomis Sayles Small Cap Division................ 2002     20.29        18.60            0

                                       [CHART]

         Year End Accumulation Unit Value

   Russell 2000(R) Index Division.................. 2002     10.34         9.62            0

                                       [CHART]

         Year End Accumulation Unit Value

   State Street Research Aurora Division........... 2002     12.98        11.06            0

                                       [CHART]

         Year End Accumulation Unit Value

   Third Avenue Small Cap Value Division........... 2002      9.04         8.28            0

                                        [CHART]

         Year End Accumulation Unit Value

   Franklin Templeton Small Cap Growth Division.... 2002      6.80         6.33            0

                                       [CHART]



         Year End Accumulation Unit Value

   Met/AIM Small Cap Growth Division............... 2002      8.97         8.56            0

                                        [CHART]

         Year End Accumulation Unit Value

   T. Rowe Price Small Cap Growth Division......... 2002      9.30         9.14            0

                                       [CHART]

         Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------------

                                                          INCEPTION   END OF YEAR      NUMBER OF
METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES      ACCUMULATION ACCUMULATION   ACCUMULATION
TABLE II AND BAR CHART II (LOWEST POSSIBLE MIX)     YEAR  UNIT VALUE   UNIT VALUE  UNITS END OF YEAR
----------------------------------------------------------------------------------------------------

PIMCO Innovation Division.......................... 2002    $ 3.72       $ 3.01            0

                                    [CHART]

         Year End Accumulation Unit Value

Harris Oakmark International Division.............. 2002      9.96         8.92            0

                                    [CHART]


         Year End Accumulation Unit Value

MFS Research International Division................ 2002      7.89         7.41            0

                                     [CHART]


         Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division.............. 2002      8.13         7.25            0

                                     [CHART]

         Year End Accumulation Unit Value

American Funds Global Small Capitalization Division 2002     12.49        11.14            0

                                     [CHART]

         Year End Accumulation Unit Value

METLIFE

M etropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was
formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to a broad spectrum of individual and institutional customers. The MetLife companies serve approximately 12 million individuals in the United States and companies and institutions with 33 million employees and members. It also has international insurance operations in 12 countries.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

W e established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the MetLife Financial Freedom Select Variable Annuity
Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

                                   [GRAPHIC]

VARIABLE ANNUITIES

T his Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

THE DEFERRED ANNUITY
   [SIDEBAR: A deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.]

                                   [GRAPHIC]

Y ou accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All TSA plans and IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding TSA plans and IRAs with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

The pay-out phase begins when you either take all of your money out of the account or elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in this Prospectus in two variations, which we call "classes." Your employer, association or other group contractholder may limit the availability of certain classes. We also offer other classes of the Deferred Annuity. Each has its own Separate Account charge and applicable withdrawal charge (except e Class which has no withdrawal charge). The

Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If you purchase the optional death benefit you receive the optional benefit in place of the Standard Death Benefit. Some features are not available with the Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State (when available), regardless of the class of Deferred Annuity purchased. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the e Class Deferred Annuity with the Standard Death Benefit and no optional benefits. These optional benefits are:

[_]an Annual Step-Up Death Benefit; and

[_]Guaranteed Minimum Income Benefit.

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

We make available other classes of the Deferred Annuity based upon the characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, aggregate amount of anticipated purchase payments or anticipated persistency. The availability of other classes to contractholders will be made in a reasonable manner and will not be unfairly discriminatory to the interests of any contractholder.

CLASSES OF THE DEFERRED ANNUITY

E CLASS

The e Class has a 0.50% annual Separate Account charge (0.75% in the case of each American Funds investment division) and no withdrawal charge. If you choose the optional death benefit, the Separate Account charge would be 0.60%, or in the case of each American Funds investment division, 0.85%.

THE E BONUS CLASS

You may purchase a contract in the e Bonus Class before your 81st birthday. Under the e Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year, except for those purchase payments which consist of money from eligible rollover distributions or direct transfers from annuities and mutual funds that are products of MetLife or its affiliates. (For Deferred Annuities issued in Connecticut and certain other states, the credit also applies to purchase payments which consist of money from eligible rollover distributions or direct transfers from annuities or mutual funds that are products of MetLife or its affiliates.) You may only receive the 3% credit if you are less than 66 years old at date of issue. The Bonus will be applied
                                   [GRAPHIC]
on a pro-rata basis to the Fixed Interest Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments at the time the purchase payment is credited. The e Bonus Class may not be available in all states. The e Bonus Class has a 0.95% annual Separate Account charge (1.20% in the case of each American Funds investment division) and a seven year withdrawal charge on the amount withdrawn. The Separate Account charge with the Standard Death Benefit declines 0.45% to 0.50% (0.75% in the case of each American Funds investment division) after you have held the contract for seven years. If you choose the optional death benefit, the Separate Account charge would be 1.05% or, in the case of each American Funds investment division, 1.30%. The Separate Account charge with the Annual Step-Up Death Benefit declines 0.45% to 0.60% (0.85% in the case of each American Funds investment division) after you have held the contract for seven years.


Investment returns for the e Bonus Class Deferred Annuity may be lower than those for the e Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the e Bonus Class Deferred Annuity. (If the Fixed Interest Account is available, Fixed Interest Account rates for the e Bonus Class may be lower than those declared for the other classes.) Therefore, the choice between the e Bonus Class and the e Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the e Bonus Class Deferred Annuity will have higher returns than the e Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates contract values based upon hypothetical investment returns for a Deferred Annuity with the 3% credit (with and without the impact of a withdrawal charge) compared to a contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 0.95% (0.50% in years 8-10) (e Bonus Class Deferred Annuity) and 0.50% (e Class Deferred Annuity);

c) deduction of a withdrawal charge at a rate of 3% in years 1-7 with 10% of the Account Balance free of such charge in years 2 through 7 (none in years 8-10) (e Bonus Class Deferred Annuity) and none (e Class Deferred Annuity); and

d) an assumed investment return for the investment choices before Separate Account charges of 7.30% for each of 10 years.


                                        e Bonus Class (0.95% Separate Account
                                         charge and 3% withdrawal charge for   e Class (0.50% Separate
                    e Bonus Class       first 7 years with 10% of the Account    Account charge and
               (0.95% Separate Account  Balance free of such charge in years 2  no withdrawal charge
Contract Year charge for first 7 years)               through 7)                     all years)
------------------------------------------------------------------------------------------------------
     1                 $54,770                         $53,127                         $53,400
------------------------------------------------------------------------------------------------------
     2                 $58,248                         $56,675                         $57,031
------------------------------------------------------------------------------------------------------
     3                 $61,947                         $60,274                         $60,909
------------------------------------------------------------------------------------------------------
     4                 $65,881                         $64,102                         $65,051
------------------------------------------------------------------------------------------------------
     5                 $70,064                         $68,172                         $69,475
------------------------------------------------------------------------------------------------------
     6                 $74,513                         $72,501                         $74,199
------------------------------------------------------------------------------------------------------
     7                 $79,245                         $77,105                         $79,244
------------------------------------------------------------------------------------------------------
     8                 $84,633                         $84,633                         $84,633
------------------------------------------------------------------------------------------------------
     9                 $90,388                         $90,388                         $90,388
------------------------------------------------------------------------------------------------------
     10                $96,535                         $96,535                         $96,534

Generally, assuming no amounts are withdrawn, the higher the rate of return, the more advantageous the e Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. Assuming no amounts are withdrawn, if additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year.

The decision to elect the e Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge and the withdrawal charge.

The guaranteed annuity rates for the e Bonus Class are the same as those for the e Class of the Deferred Annuity. Current rates for the e Bonus Class may be lower than those for the e Class of the Deferred Annuity.


Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

YOUR INVESTMENT CHOICES
 The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.
The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. Except for the Calvert Fund, all classes of shares available to the Deferred Annuities have a 12b-1 Plan fee.

    The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive, with all those within the same investment style listed in alphabetical order. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

The investment choices are listed in the approximate risk relationship among the available Portfolios, with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

STATE STREET RESEARCH MONEY MARKET PORTFOLIO                                    [GRAPHIC]
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX      LOOMIS SAYLES SMALL CAP PORTFOLIO
 PORTFOLIO                                   RUSSELL 2000(R) INDEX PORTFOLIO
PIMCO TOTAL RETURN PORTFOLIO                 STATE STREET RESEARCH AURORA PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO   THIRD AVENUE SMALL CAP VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO  FRANKLIN TEMPLETON SMALL CAP GROWTH
SALOMON BROTHERS STRATEGIC BOND               PORTFOLIO
 OPPORTUNITIES PORTFOLIO                     MET/AIM SMALL CAP GROWTH PORTFOLIO
CALVERT SOCIAL BALANCED PORTFOLIO            T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
MFS TOTAL RETURN PORTFOLIO                   PIMCO INNOVATION PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO         HARRIS OAKMARK INTERNATIONAL PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO       MFS RESEARCH INTERNATIONAL PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO   AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
STATE STREET RESEARCH INVESTMENT TRUST        PORTFOLIO
 PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO
FI STRUCTURED EQUITY PORTFOLIO
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE
 PORTFOLIO
ALGER EQUITY GROWTH PORTFOLIO
AMERICAN FUNDS GROWTH PORTFOLIO
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
FI MID CAP OPPORTUNITIES PORTFOLIO
MET/AIM MID CAP CORE EQUITY PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
NEUBERGER BERMAN PARTNERS MID CAP VALUE
 PORTFOLIO
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. The State Street Research Money Market Division is only available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. Your investment choices may be limited because:

[_] Your employer, association or other group contractholder limits the available investment divisions.

[_] We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund and American Funds Portfolios are made available by the Calvert Fund and the American Funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Calvert Social Balanced, the Third Avenue Small Cap Value, the Harris Oakmark Focused Value and the Harris Oakmark International (formerly State Street Research Concentrated International), each Portfolio is "diversified" under the 1940 Act.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolio of the Calvert Fund pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.


DEFERRED ANNUITIES

[SIDEBAR: These Deferred Annuities may be either issued to you as an individual or to a group. You are then a participant under the group's Deferred Annuity.]

    This Prospectus describes the following Deferred Annuities under which you can accumulate money:

  [_] TSA (Tax Sheltered Annuities)

  [_] SEPs (Simplified Employee Pensions)

  [_] SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual
      Retirement Annuities)

A form of the deferred annuity may be issued to a bank that does nothing but hold them as a contractholder.

We intend to offer SEP and SIMPLE IRA Deferred Annuities in the future.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investments strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES

[SIDEBAR: We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.]
                                   [GRAPHIC]
                                   [GRAPHIC]
                                   [GRAPHIC]
                                   [GRAPHIC]

   There are four automated investment strategies available to you. The Equity Generator /SM/ and the Allocator/SM/ are not available with a Deferred
Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. These are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may not have a strategy in effect while you also have an outstanding loan.

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one investment division based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

The Rebalancer/SM/: You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

The Index Selector models which utilize the Fixed Interest Account may not be available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. If they are available, the State Street Research Money Market investment division will be used in lieu of the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Balance is exhausted, this strategy is automatically discontinued.

The Allocator and the Equity Generator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

[SIDEBAR: You may make purchase payments to your Deferred Annuity whenever you choose, up to age 90. However, Federal tax rules may limit the amount and frequency of your purchase payments.]

                              [GRAPHIC]
PURCHASE PAYMENTS

T here is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through payroll deduction.

We will not issue the Deferred Annuity to you if you are age 80 or older or younger than age 18 (21 for SEPs and SIMPLE IRA Deferred Annuities.). You will not receive the 3% credit associated with the e Bonus Class unless you are less than 66 years old at date of issue. We will not accept your purchase payments if you are age 90 or older.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account, if available, and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

[_]Federal tax laws or regulatory requirements;

[_]Our right to limit the total of your purchase payments to $1,000,000;

[_]Our right to restrict purchase payments to the Fixed Interest Account (which is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit) if (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account Balance is equal to or exceeds our maximum for a Fixed Interest Account allocation (e.g., $1,000,000);

[_]Participation in the Systematic Withdrawal Program (as described later); and

[_]Leaving your job.

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

                                   [GRAPHIC]
   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                    $500 = 50 accumulation units
                    ---
                    $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

            $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

             $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

[SIDEBAR: You may transfer money within your contract. You will not incur current taxes on your earnings or any withdrawal charges as a result of transferring your money.]
Y ou may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Interest Account, if available. For us to process a transfer, you must tell us:

[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

[_]The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

[_]Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Interest Account (which is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit) if (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account Balance is equal to or exceeds our maximum for Fixed Interest Account allocations (e.g., $1,000,000).

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

The Deferred Annuity is not designed to permit market timing. Accordingly, we reserve the right to: (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year;
(3) limit the dollar amount that may be transferred at any one time; (4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and
(2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms and maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account).

                                   [GRAPHIC]
 [SIDEBAR: Income taxes, tax penalties and withdrawal charges may apply to any withdrawal you make.]

ACCESS TO YOUR MONEY

Y ou may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we may consider this a request for a full withdrawal. To process your request, we need the following information:

[_]The percentage or dollar amount of the withdrawal; and

[_]The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

                                   [GRAPHIC]
[SIDEBAR: We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account, if available, or investment divisions you select, either pro-rata or in the proportions you request. Tax law generally prohibits withdrawals from TSA Deferred Annuities before you reach age 591/2.]

[SIDEBAR: If you elect to receive payments through this program, you must either be over 591/2 years old or have left your job. You are not eligible for systematic withdrawals if you have an outstanding loan.]

SYSTEMATIC WITHDRAWAL PROGRAM

If we agree and if approved in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. The Systematic Withdrawal Program is not available to the e Bonus Class of the Deferred Annuities until the second Contract Year. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year we recalculate the amount you will receive based on your new Account Balance.

Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your

Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

[SIDEBAR: If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th day of the prior month.]

Selecting a Payment date: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Administrative Office.

[SIDEBAR: Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option.]

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Participation in the Systematic Withdrawal Program is subject to our administrative procedures.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.]
CHARGES

T here are two types of charges you pay while you have money in an investment division:

[_]Separate Account charge, and

[_]Investment-related charge.

SEPARATE ACCOUNT CHARGE


Each class of the Deferred Annuity has a different Separate Account charge. You pay an annual Separate Account charge that, during the pay-in phase, for the Standard Death Benefit will not exceed 0.50% for the e Class and 0.95% for the e Bonus Class of the average value of the amounts in the investment divisions, or, in the case of each American Funds investment division, 0.75% for the e Class and 1.20% for the e Bonus Class.


This charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuity may be greater than we estimated. The Separate Account charge also pays us for distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the maximum Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the contract.

                           SEPARATE ACCOUNT CHARGES*

                                                           e Bonus
                                                   e Class  Class
                                                   ------- -------
             Standard Death Benefit                 0.50%   0.95%
             -----------------------------------------------------
             Optional Annual Step-Up Death Benefit  0.60%   1.05%
             -----------------------------------------------------

* We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

    We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities, except for the Calvert Fund, has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee. Class 2 shares of the available American Funds have a 0.25% 12b-1 Plan fee. The Calvert Fund shares which are available have no 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

T here is a $30 Annual Contract Fee which is deducted on a pro-rata basis from the investment divisions on the last business day prior to the Contract Anniversary. This fee is waived if your Account Balance is at least $50,000 on the day the fee is to be deducted. This fee will also be waived if you are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. The fee will be deducted at the time of a total withdrawal of your Account Balance on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary). This fee pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

We reserve the right to waive the Annual Contract Fee for specific groups based upon the nature of the group, size, aggregate amount of anticipated purchase payments or anticipated persistency. The waiver will be implemented in a reasonable manner and will not be unfairly discriminatory to the interests of any contractholder.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

The optional Guaranteed Minimum Income Benefit is available for an additional charge of 0.35% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account).

PREMIUM AND OTHER TAXES

S ome jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from 0.5% to 1.0% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

[SIDEBAR: You will not pay a withdrawal charge if you have had an Account Balance for at least 7 years for the e Bonus Class contract. There is no withdrawal charge for the e Class contract.]

WITHDRAWAL CHARGES

A withdrawal charge may apply if you make a withdrawal from your e Bonus Class Deferred Annuity. There are no withdrawal charges for the e Class Deferred
Annuity. The withdrawal charge will be determined separately for each investment division from which a withdrawal is made. The withdrawal charge is assessed against the amount withdrawn.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on the amount withdrawn for each class is as follows:


                                                         E BONUS
               IF WITHDRAWN DURING CONTRACT YEAR E CLASS  CLASS
               --------------------------------- ------- -------
                          1.....................  None      3%
                          2.....................            3%
                          3.....................            3%
                          4.....................            3%
                          5.....................            3%
                          6.....................            3%
                          7.....................            3%
                          Thereafter............            0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES TO THE E BONUS CLASS

[SIDEBAR: Withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.]
                                   [GRAPHIC]
In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

[_]On transfers you make within your Deferred Annuity.

[_]On the amount surrendered after seven Contract Years.

[_]If you choose payments over one or more lifetimes.

[_]If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

[_]After the first Contract Year, if you withdraw up to 10% of your total
   Account Balance, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. These withdrawals are made on a non-cumulative basis.

[_]If the withdrawal is to avoid required Federal income tax penalties or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

[_]After the first Contract Year, if approved in your state, and your contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you as owner or participant under a contract:

   . have been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

   . are diagnosed with a terminal illness and not expected to live more than 12 months.

[_]After the first Contract Year, if approved in your state, and your contract provides for this, if you are disabled as defined in the Federal Social Security Act before attaining age 65 and if you have been the participant continuously since the issue of the contract.

[_]If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

[_]If you make a direct transfer to other investment vehicles we have pre-approved.

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

Any 3% credit from purchase payments does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

                                   [GRAPHIC]

DEATH BENEFIT--GENERALLY

    One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

We only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment.

Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

For the purposes of the following death benefit calculations, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal. Any outstanding loans are also deducted.

STANDARD DEATH BENEFIT

If you die during the pay-in phase and you have not chosen the optional death benefit, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance, less any outstanding loans or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal, less any outstanding loans.

                                    EXAMPLE

----------------------------------------------------------------------------------
                                          Date                      Amount
                              ----------------------------  ----------------------
A   Initial Purchase                    10/1/2003                  $100,000
    Payment
----------------------------------------------------------------------------------
B   Account Balance                     10/1/2004                  $104,000
                              (First Contract Anniversary)
----------------------------------------------------------------------------------
C   Death Benefit                    As of 10/1/2004               $104,000
                                                            (= greater of A and B)
----------------------------------------------------------------------------------
D   Account Balance                     10/1/2005                  $90,000
                              (Second Contract Anniversary)
----------------------------------------------------------------------------------
E   Death Benefit                       10/1/2005                  $100,000
                                                            (= greater of A and D)
----------------------------------------------------------------------------------
F   Withdrawal                          10/2/2005                   $9,000
----------------------------------------------------------------------------------
G   Percentage Reduction in             10/2/2005                    10%
    Account Balance                                                (= F/D)
----------------------------------------------------------------------------------
H   Account Balance                     10/2/2005                  $81,000
    after Withdrawal                                               (= D-F)
----------------------------------------------------------------------------------
I   Purchase Payments reduced        As of 10/2/2005               $90,000
    for Withdrawal                                              [= A-(A X G)]
----------------------------------------------------------------------------------
J   Death Benefit                       10/2/2005                  $90,000
                                                            (= greater of H and I)
----------------------------------------------------------------------------------

Notes to Example:

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/05 and 10/2/05 are assumed to be equal prior to the withdrawal.

There are no loans.

OPTIONAL BENEFITS
                                   [GRAPHIC]

Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. The optional benefit is in effect until it terminates. Please note further that, in the case of the optional death benefit and Guaranteed Minimum Income Benefit, the annual increase amount and Highest Account Balance as of the applicable Contract Anniversary, is frozen at the Contract Anniversary immediately preceding your 81st birthday (unless you make additional purchase payments or subsequent partial withdrawals to determine the Highest Account Balance). You continue to bear the costs of these optional benefits after that date before you enter the income or pay-out period. With regard to the Guaranteed Minimum Income Benefit, you must be in the "pay-in" phase of the contract for at least 10 years prior to commencing income payments guaranteed by the benefit. Optional benefits are available subject to state approval.

ANNUAL STEP-UP DEATH BENEFIT

Y ou may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance, less any outstanding loans; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans.

The Annual Step-Up Death Benefit is available for a charge, in addition to the Standard Death Benefit charge, of 0.10% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

                                           Date                      Amount
                               ----------------------------- ----------------------
A   Initial Purchase                     10/1/2003                  $100,000
    Payment
-----------------------------------------------------------------------------------
B   Account Balance                      10/1/2004                  $104,000
                               (First Contract Anniversary)
-----------------------------------------------------------------------------------
C   Death Benefit                     As of 10/1/2004               $104,000
    (Highest Account                                         (= greater of A and B)
    Balance)
-----------------------------------------------------------------------------------
D   Account Balance                      10/1/2005                  $90,000
                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------
E   Death Benefit                        10/1/2005                  $104,000
    (Highest                                                 (= greater of C and D)
    Contract Year Anniversary)
-----------------------------------------------------------------------------------
F   Withdrawal                           10/2/2005                   $9,000
-----------------------------------------------------------------------------------
G   Percentage                           10/2/2005                    10%
    Reduction in
    Account Balance                                                 (= F/D)
-----------------------------------------------------------------------------------
H   Account Balance                      10/2/2005                  $81,000
    after Withdrawal                                                (= D-F)
-----------------------------------------------------------------------------------
I   Highest Account                   As of 10/2/2005               $93,600
    Balance reduced
    for Withdrawal                                              (= E - (E X G))
-----------------------------------------------------------------------------------
J   Death Benefit                        10/2/2005                  $93,600
                                                             (= greater of H and I)
-----------------------------------------------------------------------------------

Notes to Example:

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/05 and 10/2/05 are assumed to be equal prior to the withdrawal.

The purchaser is age 60 at issue.

There are no loans.

GUARANTEED MINIMUM INCOME BENEFIT (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase this benefit at application (up to but not including age 76) which guarantees a stated income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity rather than the guaranteed amount purchased under this benefit. This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division.

You may only exercise this benefit no later than the Contract Anniversary immediately after your 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. Partial annuitization is not permitted under this optional benefit and no change in the owner of the contract or the participant is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.

The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:

                            ------------------------
                            Age at Pay-Out Guarantee
                            ------------------------
                                 80         9 years
                            ------------------------
                                 81         8 years
                            ------------------------
                                 82         7 years
                            ------------------------
                                 83         6 years
                            ------------------------
                              84 and 85     5 years
                            ------------------------

You may not exercise this benefit if you have an outstanding loan balance. You may exercise this benefit if you repay your outstanding loan balance. If you desire to exercise this benefit and have an outstanding loan balance and repay the loan by making a partial withdrawal, your guaranteed minimum income base will be reduced to adjust for the repayment of the loan, according to the formula described below.

The guaranteed minimum income base is equal to the greatest of:

1. The annual increase amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the annual increase amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the annual increase amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .. On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


This base is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age and the income type you select. You may also choose to receive income payments by applying your Account Balance (less any premium taxes, applicable contract fees and outstanding loans) to our current annuity rates if that would produce greater income payments than those guaranteed under this benefit.


For purposes of determining the Highest Account Balance as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

This option will terminate:

1. The 30th day following the Contract Anniversary immediately after your 85th birthday;

2. When you take a total withdrawal of your Account Balance (a pro-rata portion of the charge will be applied);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (a pro-rata portion of the charge will be applied);


4. On the day there are insufficient amounts to deduct the charge for the Guaranteed Minimum Income Benefit from your Account Balance; or

5. If you die.

The Guaranteed Minimum Income Benefit is available for an additional charge of 0.35% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with this optional benefit.

   EXAMPLE:

(This calculation ignores the impact of Highest Account Balance which could further increase the guaranteed minimum income base.)


   Age 55 at issue
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000X1.0610 = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, unisex, age 65 = $4.21 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $179,085 X $4.21 = $754 per month.
   $1,000

                      -----------------------------------
                                               Guaranteed
                                                Minimum
                                                 Income
                      Issue Age Age at Pay-Out   Floor
                      -----------------------------------
                         55           65          $754
                      -----------------------------------
                                      70         $1,131
                      -----------------------------------
                                      75         $1,725
                      -----------------------------------

The above chart ignores the impact of premium and other taxes.

 [SIDEBAR: The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
  You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.
   Should our current rates for a fixed pay-out option for your class of the
    Deferred Annuity provide for greater payments than those quoted in your contract, we will use the current rates.]
PAY-OUT OPTIONS (OR INCOME OPTIONS)

Y ou may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and any outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, you may not be older than 95 years old to select a pay-out option (90 in New York State). Although guaranteed annuity rates for the e Bonus Class are the same as those for the e Class of the Deferred Annuity, current rates for the e Bonus Class may be lower than the e Class of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments.

When considering a pay-out option, you should think about whether you want:

[_]Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

[_]A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

Your income payment amount will depend upon your choices. For lifetime options, the age of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

                                   [GRAPHIC]
[SIDEBAR: Many times, the Owner and the Annuitant are the same person.]

INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your pay-out option:

[_] Owner: the person or entity which has all rights including the right to direct who receives payment.

[_] Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

[_] Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the owner dies.

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. We may limit income payment types offered to meet federal tax law requirements.

[SIDEBAR: When deciding how to receive income, consider: . The amount of income you need;. The amount you expect to receive from other sources;. The growth potential of other investments; and. How long you would like your income to be guaranteed.]

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION


   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

                                   [GRAPHIC]

   Your initial income payment must be at least $100. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or transfer into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against transfers.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you transfer money from an investment division, annuity units in that investment division are liquidated.

  [SIDEBAR: The AIR is stated in your contract and may range from 3% to 6%.]
AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

[_]First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

[_]Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

[_]Finally, we multiply the previous Annuity Unit Value by this result.

                                   [GRAPHIC]
[SIDEBAR: Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.]

TRANSFER PRIVILEGE

D uring the pay-out phase of the Deferred Annuity, you may make transfers among investment divisions or from the investment divisions to the Fixed
Income Option. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no withdrawal charge to make a transfer.

For us to process a transfer, you must tell us:

[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Income Option) to which you want to transfer; and

[_]The investment divisions from which you want to transfer.

We may require that you use our original forms to make transfers.

We reserve the right to restrict transfers to the Fixed Income Option (1) if the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate stated in your Deferred Annuity; or (2) your allocation and transfers to the Fixed Income Option is equal to or exceeds our maximum for the Fixed Interest Account (e.g., $1,000,000).

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

The income phase of the Deferred Annuity is not designed to permit market-timing. Accordingly, we reserve the right to (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year; (3) limit the dollar amount that may be transferred at any one time; (4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and (2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.]

CHARGES

   You pay the Standard Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment.

GENERAL INFORMATION

                                   [GRAPHIC]
[SIDEBAR: Generally, your requests including all subsequent purchase payments are effective the day we receive them at your Administrative Office in good order.]

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Purchase payments may be sent, by check or money order made payable to "MetLife," to the Administrative Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

[_] On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

[_] After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under the Deferred Annuities, your employer or the group in which you are a participant or member must identify you on its reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account, if available.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under the TSA Deferred Annuity are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contractholders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

                                   [GRAPHIC]
[SIDEBAR: You may authorize your sales representative to make transactions on your behalf. You must complete our form and we must agree.]

BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

[_]Account Balance

[_]Unit Values

[_]Current rates for the Fixed Interest Account

[_]Transfers

[_]Changes to investment strategies

[_]Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

[_]any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

[_]any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH


If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the death benefit instead. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.


THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners; including those who engage in market timing transactions.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer when:

[_]rules of the Securities and Exchange Commission so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

[_]during any other period when the Securities and Exchange Commission by order so permits.

                                   [GRAPHIC]
[SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.]

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually. For the money market investment division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Standard Death Benefit), the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Guaranteed Minimum Income Benefit. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge (with the Standard Death Benefit), the additional

Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They do not assume the charge for the Guaranteed Minimum Income Benefit.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume that the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charge for the Guaranteed Minimum Income Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY


     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

[_]To operate the Separate Account in any form permitted by law.

[_]To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

[_]To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

[_]To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

[_]To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS


   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

[_] The shares for which voting instructions are received, and

[_] The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES
                                   [GRAPHIC]

   All Deferred Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The commissions we pay range from 0% to 1% of purchase payments (gross dealer concession). The commission we pay upon annuitization of the Deferred Annuity is 0% to 0.5% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we may pay an amount up to 0.25% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.

From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts with the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

FINANCIAL STATEMENTS

   The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte
& Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance, less any outstanding loans. Federal tax law may impose additional restrictions on our right to cancel your SEP and SIMPLE IRA Deferred Annuity.

INCOME TAXES
[GRAPHIC]
[SIDEBAR: Consult your own tax adviser about your circumstances, any recent tax developments and the impact of state income taxation.]


   The following information on taxes is a general discussion of the subject. The SAI has additional tax information. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly.

For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

Where otherwise permitted under the Deferred Annuities, the transfer of ownership of a Deferred Annuity, the designation, or change in designation of an annuitant, beneficiary or other payee, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL
  [SIDEBAR: Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.]
                                   [GRAPHIC]


   Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All TSAs and IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your TSA or IRA with an annuity, it does offer you additional insurance benefits such as an available guaranteed income for life.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to TSA plans and IRAs including:

[_]adding "catch-up" contributions for taxpayers age 50 and above; and

[_]adding expanded portability and tax free rollover opportunities.

[_]all these changes are scheduled to expire after 2010.

You should consult your tax adviser regarding these changes.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                               Type of Contract
                                                               --------------
                                                                     SIMPLE
                                                               TSA    IRA*  SEP
                                                               ---   ------ ---

  In a series of substantially equal payments made annually
  (or more frequently) for life or life expectancy (SEPP)       x      x     x

  After you die                                                 x      x     x

  After you become totally disabled (as defined in the Code)    x      x     x

  To pay deductible medical expenses                            x      x     x

  After separation from service if you are over 55              x      x     x

  After December 31, 1999 for IRS levies                        x      x     x

  To pay medical insurance premiums if you are unemployed              x     x

  For qualified higher education expenses, or                          x     x

  For qualified first time home purchases up to $10,000                x     x

  Payments to alternate payees pursuant to qualified domestic relations orders
                                                                x
                                                                       x
                                                                             x

* For SIMPLE IRAs the tax penalty for early withdrawal is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SEPARATE ACCOUNT CHARGES

Certain death benefits may be considered incidental benefits under a tax-qualified plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the plan and to the participant. Additionally, the charges for such death benefits may be considered a taxable distribution which may be subject to ordinary income taxes and the 10% penalty tax if you are under age 59 1/2. Consult your tax advisor.

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax advisor. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your contract by April 1 of the calendar year following the later of:

[_] The year you turn 70 1/2 or;

[_] Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax advisor prior to choosing a pay-out option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax advisor.

Please be advised that new regulations were issued by the Internal Revenue Service regarding required minimum distribution in April 2002 and are generally effective in 2003.

TSAS

PURCHASE PAYMENTS

TSAs fall under (S)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (S)501(c)(3) of the Code.

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

Purchase payments in excess of the limits may result in adverse tax consequences.

Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts; these transfers and rollovers are not subject to the annual limitation on purchase payments.

[SIDEBAR: Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments.] [SIDEBAR: You may be subject to the 10% penalty tax if you withdraw money before you turn age 591/2.]

WITHDRAWALS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw, including income earned under the contract.

If certain requirements are met, you may be able to transfer amounts in your TSA contract to another eligible retirement plan or individual retirement account or annuity ("IRA").

If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

[_]Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

[_]Is directly transferred to another permissible investment under (S)403(b) arrangements;

[_]Relates to amounts that are not salary reduction elective deferrals;

[_]Is after you die, leave your job or become disabled (as defined by the Code); or

[_]Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

MANDATORY 20% WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you receive from your contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions.) However, it does not include taxable distributions that are:

[_] A series of substantially equal payments made at least annually for:

..   Your life or life expectancy

..   Both you and your beneficiary's lives or life expectancies

..   A specified period of 10 years or more

[_] Withdrawals to satisfy minimum distribution requirements

[_] Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

You may be subject to the 10% penalty tax if you withdraw taxable money before you turn age 59 1/2.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before required minimum distribution withdrawals have begun, we must make payment of any remaining interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2. Your spouse beneficiary may also be able to rollover the proceeds into another eligible retirement plan in which he or she participates as permitted under the tax law.

If you die on or after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

LOANS

If your TSA Contract permits contract loans, such loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether Contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

INDIVIDUAL RETIREMENT ANNUITIES

SIMPLE IRA AND SEPS
                                   [GRAPHIC]

The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The Deferred Annuity (and optional death benefits and appropriate IRA tax endorsements) has not yet been submitted to the IRS for review and approval as to form. Disqualification of the Deferred Annuity as an IRA could result in the immediate taxation of amounts held in the contract and other adverse tax consequences.

Consult your tax adviser prior to the purchase of the contract as a SIMPLE IRA or SEP.

Generally, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.

[_] You must be both the owner and the annuitant under the contract.

[_] Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the contract.

[_] You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

PURCHASE PAYMENTS

[SIDEBAR: In some cases, your purchase payments may be tax deductible.]

Generally:

[_] Except for permissible rollovers and direct transfers, purchase payments to IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year ($3,000 for 2003-2004.) This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter).

[_] Beginning in 2002, individuals age 50 or older can make an additional
    "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

[_] Purchase payments in excess of allocable amounts may be subject to a penalty tax.

[_] Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

[_] These age and dollar limits do not apply to tax-free rollovers or transfers.

Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2003, if you are an "active participant" in another retirement plan and if your adjusted gross income is $40,000 or less ($60,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $50,000 ($70,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

If contributions are being made under a SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

AFTER DEATH

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION

                                                               PAGE

             COVER PAGE.......................................    1
             TABLE OF CONTENTS................................    1
             INDEPENDENT AUDITORS.............................    2
             DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
               DEFERRED ANNUITIES.............................    2
             EXPERIENCE FACTOR................................    2
             VARIABLE INCOME PAYMENTS.........................    2
             INVESTMENT MANAGEMENT FEES.......................    5
             PERFORMANCE DATA AND ADVERTISEMENT OF
               THE SEPARATE ACCOUNT...........................    6
             PERFORMANCE DATA.................................    8
             VOTING RIGHTS....................................   23
             ERISA............................................   24
             TAXES............................................   25
             ACCUMULATION UNIT VALUES TABLES..................   29
             FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.....  F-1
             FINANCIAL STATEMENTS OF METLIFE.................. F-65

                                   [graphic]

APPENDIX

                                   [GRAPHIC]

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.

                                      TSA     IRA and SEP
                                   Annuities Annuities (1)

                     California...
                                      0.5%
                                                  0.5% (2)

                     Maine........
                                      --
                                                  --

                     Nevada.......
                                      --
                                                  --

                     Puerto Rico..
                                      1.0%
                                                  1.0%

                     South Dakota.
                                      --
                                                  --

                     West Virginia
                                      1.0%
                                                  1.0%

                     Wyoming......
                                      --
                                                  --

-----------
/1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities".
/2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

PEANUTS (C) United Feature Syndicate, Inc.

(C) 2003 Metropolitan Life Insurance Company

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                                              Address

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